UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21673

THE AB POOLING PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2017

Date of reporting period: May 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Pooling Portfolios

AB Volatility Management

Portfolio of Investments

May 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 77.3%
Real Estate - 11.4%
Diversified Real Estate Activities - 1.2%
Allreal Holding AG (REG) (a)	200	$36,901
CapitaLand Ltd.	72,200	185,695
City Developments Ltd.	15,500	119,199
D. Carnegie & Co. AB (a)	750	10,765
DIC Asset AG	880	9,830
Hang Lung Properties Ltd.	58,650	151,620
Henderson Land Development Co., Ltd.	31,692	204,595
Kerry Properties Ltd.	17,150	60,622
Mitsubishi Estate Co., Ltd.	34,007	635,515
Mitsui Fudosan Co., Ltd.	26,519	626,908
Mobimo Holding AG (REG) (a)	126	35,507
New World Development Co., Ltd.	155,450	193,181
Nomura Real Estate Holdings, Inc. (b)	3,393	73,090
Sumitomo Realty & Development Co., Ltd.	11,763	354,458
Sun Hung Kai Properties Ltd.	40,250	595,214
Tokyo Tatemono Co., Ltd.	5,827	79,921
UOL Group Ltd.	13,250	67,028
Wharf Holdings Ltd. (The)	35,400	300,733

		3,740,782

Diversified REITs - 1.1%
Activia Properties, Inc. (b)	12	55,368
Affine SA	130	2,338
American Assets Trust, Inc.	830	32,412
ANF Immobilier	152	3,637
Artis Real Estate Investment Trust	3,230	31,347
Canadian Real Estate Investment Trust	1,600	57,990
Cofinimmo SA	450	54,446
Cominar Real Estate Investment Trust	3,855	37,327
Custodian Reit PLC	6,600	9,673
Daiwa House REIT Investment Corp.	39	100,405
Dream Global Real Estate Investment Trust	2,630	20,287
Empire State Realty Trust, Inc.-Class A	2,589	53,851
First Potomac Realty Trust	1,230	13,456
Fonciere Des Regions	1,108	103,313
Forest City Realty Trust, Inc.-Class A	5,040	114,761
Gecina SA	1,135	174,368
Global Net Lease, Inc.	1,200	27,048
GPT Group (The)	51,016	198,412
Gramercy Property Trust	2,984	88,177
H&R Real Estate Investment Trust	6,086	103,262
Hamborner REIT AG	1,600	16,606
Hibernia REIT PLC	14,640	22,860
Hispania Activos Inmobiliarios SOCIMI SA	1,900	31,918
Hulic Reit, Inc.	18	29,775
ICADE	1,007	81,187
Investors Real Estate Trust	2,557	14,958
Kenedix Office Investment Corp.-Class A	8	44,569
Land Securities Group PLC	22,385	308,922
Lar Espana Real Estate Socimi SA	1,850	16,542
Lexington Realty Trust	5,060	48,627

Company	Shares	U.S. $ Value
Liberty Property Trust	3,160	$129,844
LondonMetric Property PLC	12,498	27,134
Merlin Properties Socimi SA	6,981	88,612
Mirvac Group	105,156	177,920
Nomura Real Estate Master Fund, Inc.	113	169,985
NSI NV	2,942	12,730
Premier Investment Corp.	27	29,008
PS Business Parks, Inc.	440	55,563
Redefine International PLC/Isle of Man	25,800	12,778
Sekisui House Reit, Inc.	50	63,243
Sekisui House SI Residential Investment Corp.	21	22,868
Select Income REIT	1,435	34,239
Spirit Realty Capital, Inc.	9,886	71,476
Stockland	68,051	238,280
STORE Capital Corp.	3,301	67,274
Suntec Real Estate Investment Trust	69,100	91,567
Tokyu REIT, Inc.	19	23,646
United Urban Investment Corp.	77	113,327
VEREIT, Inc.	20,720	171,354
Washington Real Estate Investment Trust	1,564	50,533
WP Carey, Inc.	1,939	126,481

		3,675,704

Equity Real Estate Investment Trusts (REITs) - 5.4%
Alexandria Real Estate Equities, Inc.	2,466	287,733
American Tower Corp.	2,570	337,158
Apartment Investment & Management Co.-Class A	4,270	183,269
Ascendas Real Estate Investment Trust	67,450	127,642
AvalonBay Communities, Inc.	3,781	723,078
Boston Properties, Inc.	4,250	515,610
British Land Co. PLC (The)	28,773	235,176
CapitaLand Commercial Trust	57,350	68,764
CapitaLand Mall Trust	66,500	95,612
Crown Castle International Corp.	2,180	221,597
Dexus	27,567	212,552
Digital Realty Trust, Inc.	4,425	522,990
Equinix, Inc.	474	209,039
Equity Residential	9,960	648,296
Essex Property Trust, Inc.	1,818	467,080
Extra Space Storage, Inc.	3,310	256,425
Federal Realty Investment Trust	2,006	246,216
GGP, Inc.	14,280	318,159
Goodman Group	50,602	319,152
Hammerson PLC	22,540	170,318
HCP, Inc.	12,760	399,899
Host Hotels & Resorts, Inc.	20,460	368,076
Intu Properties PLC (b)	25,314	88,816
Iron Mountain, Inc.	1,430	49,936
Japan Prime Realty Investment Corp.	24	91,775
Japan Real Estate Investment Corp. (b)	37	194,375
Japan Retail Fund Investment Corp. (b)	73	141,820
Kimco Realty Corp.	11,646	204,271
Klepierre	5,919	247,223
Link REIT	62,950	496,513
Macerich Co. (The)	3,820	219,306
Mid-America Apartment Communities, Inc.	3,146	320,703
Nippon Building Fund, Inc. (b)	38	202,438
Nippon Prologis REIT, Inc.	45	97,756

Company	Shares	U.S. $ Value
Prologis, Inc.	14,385	$798,943
Public Storage	4,035	868,937
Realty Income Corp.	7,120	391,101
Regency Centers Corp.	3,999	243,379
Scentre Group	146,636	463,356
Segro PLC	28,216	183,035
Simon Property Group, Inc.	8,663	1,336,268
SL Green Realty Corp.	2,830	285,915
UDR, Inc.	7,292	281,544
Unibail-Rodamco SE	2,818	727,549
Ventas, Inc.	9,747	648,078
Vicinity Centres	93,847	192,245
Vornado Realty Trust	4,690	432,418
Welltower, Inc.	9,920	719,597
Westfield Corp.	55,206	347,369
Weyerhaeuser Co.	4,460	147,002

		17,355,509

Health Care REITs - 0.3%
Aedifica SA	247	20,694
Assura PLC	35,460	29,012
Care Capital Properties, Inc.	1,796	47,217
CareTrust REIT, Inc.	1,350	24,638
Healthcare Realty Trust, Inc.	2,470	82,152
Healthcare Trust of America, Inc.-Class A	3,045	93,451
LTC Properties, Inc.	860	41,452
Medical Properties Trust, Inc.	6,847	88,669
National Health Investors, Inc.	814	61,473
New Senior Investment Group, Inc.	1,690	16,123
Omega Healthcare Investors, Inc.	3,678	115,195
Physicians Realty Trust	2,853	58,030
Primary Health Properties PLC (b)	12,290	17,814
Quality Care Properties, Inc. (a)	1,984	33,569
Sabra Health Care REIT, Inc. (b)	1,380	32,333
Senior Housing Properties Trust	5,090	107,603
Target Healthcare REIT Ltd.	5,080	7,707
Universal Health Realty Income Trust	279	20,015

		897,147

Hotel & Resort REITs - 0.2%
Apple Hospitality REIT, Inc.	4,530	84,802
Ashford Hospitality Trust, Inc.	1,940	11,950
CDL Hospitality Trusts	13,858	16,275
Chatham Lodging Trust	780	15,483
Chesapeake Lodging Trust	1,264	29,135
DiamondRock Hospitality Co.	4,300	47,687
FelCor Lodging Trust, Inc.	2,970	21,295
Hersha Hospitality Trust	755	14,051
Hospitality Properties Trust	3,540	102,377
Invincible Investment Corp.	63	29,626
Japan Hotel REIT Investment Corp.	71	51,492
LaSalle Hotel Properties	2,400	68,280
Pebblebrook Hotel Trust	1,530	47,308
RLJ Lodging Trust	2,630	53,521
Ryman Hospitality Properties, Inc.	1,030	66,342
Summit Hotel Properties, Inc.	1,830	32,757
Sunstone Hotel Investors, Inc.	4,633	72,321
Xenia Hotels & Resorts, Inc.	2,280	40,812

		805,514

Company	Shares	U.S. $ Value
Industrial REITs - 0.3%
DCT Industrial Trust, Inc.	1,940	$102,257
Duke Realty Corp.	7,588	217,548
EastGroup Properties, Inc.	733	59,696
First Industrial Realty Trust, Inc.	2,510	72,489
GLP J-Reit	47	53,015
Granite Real Estate Investment Trust (Toronto)	1,000	37,880
Hansteen Holdings PLC (b)	15,953	26,495
Industrial & Infrastructure Fund Investment Corp.	7	31,602
Japan Logistics Fund, Inc.	18	38,718
Mapletree Industrial Trust	27,062	35,693
Mapletree Logistics Trust	31,635	26,750
Monmouth Real Estate Investment Corp.-Class A	1,450	21,170
Pure Industrial Real Estate Trust	5,260	26,361
Rexford Industrial Realty, Inc.	1,350	36,788
STAG Industrial, Inc.	1,585	42,763
Terreno Realty Corp.	1,000	32,680
Tritax Big Box REIT PLC	23,727	45,092
Warehouses De Pauw CVA	349	35,625

		942,622

Office REITs - 0.6%
Allied Properties Real Estate Investment Trust	1,817	51,449
alstria office REIT-AG	2,800	39,123
Axiare Patrimonio SOCIMI SA	1,260	21,854
Befimmo SA	370	21,794
Beni Stabili SpA SIIQ	22,907	15,658
Brandywine Realty Trust	3,751	65,380
Champion REIT	42,050	27,404
Columbia Property Trust, Inc.	2,650	57,240
Corporate Office Properties Trust	2,030	68,472
Cousins Properties, Inc.	7,300	62,488
Cromwell Property Group	31,636	22,442
Daiwa Office Investment Corp.	6	30,557
Derwent London PLC	2,140	76,367
Douglas Emmett, Inc.	2,990	113,500
Dream Office Real Estate Investment Trust	2,230	32,884
Equity Commonwealth (a)	2,704	84,149
Franklin Street Properties Corp.	2,120	23,850
Government Properties Income Trust (b)	1,508	32,573
Great Portland Estates PLC	7,021	57,466
Green REIT PLC	14,690	23,796
Highwoods Properties, Inc.	2,160	108,864
Hudson Pacific Properties, Inc.	3,279	107,420
Intervest Offices & Warehouses NV	280	6,977
Investa Office Fund	12,110	42,439
Japan Excellent, Inc.	25	29,639
Keppel REIT (b)	40,920	32,679
Kilroy Realty Corp.	2,084	152,591
Mack-Cali Realty Corp.	1,907	50,745
Mori Hills REIT Investment Corp.	31	39,551
Mori Trust Sogo Reit, Inc.	22	35,683
Orix JREIT, Inc. (b)	52	82,358
Paramount Group, Inc.	3,171	48,897
Parkway, Inc.	900	17,946
Piedmont Office Realty Trust, Inc.-Class A	3,100	65,689
Regional REIT Ltd. (c)	4,800	6,602

Company	Shares	U.S. $ Value
Tier REIT, Inc.	1,000	$16,170
Workspace Group PLC	2,547	28,945

		1,801,641

Real Estate Development - 0.2%
ADLER Real Estate AG (a)	550	9,289
Cheung Kong Property Holdings Ltd.	78,194	586,236
Helical PLC	2,100	9,071
Sino Land Co., Ltd.	88,510	153,873
TAG Immobilien AG	3,020	45,096

		803,565

Real Estate Management & Development - 0.7%
Aeon Mall Co., Ltd.	3,327	62,280
Azrieli Group Ltd.	1,224	65,853
CBRE Group, Inc.-Class A (a)	1,790	62,435
Daito Trust Construction Co., Ltd.	487	76,809
Daiwa House Industry Co., Ltd.	3,922	128,115
Deutsche Wohnen AG	9,683	380,057
Global Logistic Properties Ltd.	18,400	38,566
Hang Lung Group Ltd.	6,100	25,281
Hongkong Land Holdings Ltd.	33,300	251,706
Hulic Co., Ltd.	9,607	90,733
Hysan Development Co., Ltd.	17,200	81,206
LendLease Group	3,835	46,487
Swire Pacific Ltd.-Class A	3,700	36,356
Swire Properties Ltd.	33,230	110,819
Swiss Prime Site AG (Reg) (a)	1,891	174,208
Tokyu Fudosan Holdings Corp.	3,371	20,219
Vonovia SE	13,254	521,216
Wheelock & Co., Ltd.	5,600	41,875

		2,214,221

Real Estate Operating Companies - 0.3%
ADO Properties SA (c)	658	28,306
BUWOG AG (a)	2,048	58,091
CA Immobilien Anlagen AG	1,473	35,173
Capital & Counties Properties PLC (b)	15,761	63,833
Castellum AB	5,856	87,368
Citycon Oyj	8,390	21,108
Daejan Holdings PLC	105	9,179
Deutsche EuroShop AG	995	41,499
Dios Fastigheter AB	1,789	9,858
Entra ASA (c)	1,998	24,238
Fabege AB	2,840	53,301
Fastighets AB Balder-Class B (a)	2,080	52,131
First Capital Realty, Inc.	2,080	30,996
Grainger PLC	8,825	30,735
Grand City Properties SA	2,160	44,803
Hemfosa Fastigheter AB	2,048	21,264
Hufvudstaden AB-Class A	2,380	40,433
Inmobiliaria Colonial SA	5,032	40,916
Klovern AB-Class B	12,080	13,510
Kungsleden AB	4,054	24,515
LEG Immobilien AG	1,350	127,417
Norwegian Property ASA	3,647	4,511
NTT Urban Development Corp.	2,329	22,660
PSP Swiss Property AG (REG)	860	81,165
Sponda Oyj	5,258	24,541
Technopolis Oyj	3,057	11,357

Company	Shares	U.S. $ Value
TLG Immobilien AG (b)	1,326	$27,013
Wallenstam AB-Class B (b)	4,180	39,080
WCM Beteiligungs & Grundbesitz-AG (a)	1,850	6,638
Wihlborgs Fastigheter AB	1,420	29,027

		1,104,666

Residential REITs - 0.4%
Advance Residence Investment Corp.	26	68,992
American Campus Communities, Inc.	2,850	135,261
American Homes 4 Rent-Class A	4,789	107,609
Boardwalk Real Estate Investment Trust	850	30,172
Camden Property Trust	1,900	158,289
Canadian Apartment Properties REIT	2,900	71,875
Colony Starwood Homes	1,050	36,299
Education Realty Trust, Inc.	1,543	59,112
Empiric Student Property PLC	10,750	15,686
Equity LifeStyle Properties, Inc.	1,699	143,396
GCP Student Living PLC	7,200	13,938
Invitation Homes, Inc.	1,677	36,089
Irish Residential Properties REIT PLC	7,500	11,037
Japan Rental Housing Investments, Inc.	32	23,895
Killam Apartment Real Estate Investment Trust	1,400	13,162
Monogram Residential Trust, Inc.	3,600	34,668
Nippon Accommodations Fund, Inc.	10	44,379
Northview Apartment Real Estate Investment Trust	1,050	16,510
Sun Communities, Inc.	1,416	121,974
UNITE Group PLC (The)	4,783	38,851

		1,181,194

Retail REITs - 0.5%
Acadia Realty Trust	1,700	46,155
AEON REIT Investment Corp.	22	24,201
Agree Realty Corp.	558	25,406
Alexander’s, Inc.	55	22,668
Brixmor Property Group, Inc.	6,499	117,242
BWP Trust (b)	10,468	23,633
Capital & Regional PLC	11,400	8,519
CBL & Associates Properties, Inc. (b)	3,600	27,684
Cedar Realty Trust, Inc.	1,830	9,132
Charter Hall Retail REIT	7,230	23,351
Crombie Real Estate Investment Trust	1,850	19,789
DDR Corp.	6,660	57,143
Eurocommercial Properties NV	978	40,704
Fortune Real Estate Investment Trust	28,510	35,083
Frontier Real Estate Investment Corp.	10	43,747
Fukuoka REIT Corp.	14	22,198
Getty Realty Corp.	536	13,480
Immobiliare Grande Distribuzione SIIQ SpA	7,864	7,310
Kenedix Retail REIT Corp.	9	19,710
Kite Realty Group Trust	1,742	31,304
Kiwi Property Group Ltd.	27,881	28,445
Mapletree Commercial Trust	40,644	45,384
Mercialys SA	870	17,025
National Retail Properties, Inc.	3,135	120,290
NewRiver REIT PLC (b)	5,000	22,632
Pennsylvania Real Estate Investment Trust	1,410	15,087
Ramco-Gershenson Properties Trust (b)	1,659	20,887
Retail Estates NV	100	8,987

Company	Shares	U.S. $ Value
Retail Opportunity Investments Corp. (b)	2,315	$45,744
Retail Properties of America, Inc.-Class A	5,080	62,484
RioCan Real Estate Investment Trust (Toronto)	6,972	130,578
Saul Centers, Inc.	297	17,018
Seritage Growth Properties-Class A (b)	550	21,587
Shaftesbury PLC	4,913	61,588
Shopping Centres Australasia Property Group	15,930	27,309
Smart Real Estate Investment Trust	2,400	54,685
Tanger Factory Outlet Centers, Inc.	2,040	53,162
Taubman Centers, Inc.	1,300	79,495
Urban Edge Properties	1,890	45,058
Urstadt Biddle Properties, Inc.-Class A	600	11,232
Vastned Retail NV	390	15,443
Washington Prime Group, Inc.	3,938	30,047
Weingarten Realty Investors	2,478	74,563
Wereldhave Belgium NV	50	5,602
Wereldhave NV	850	41,005

		1,673,796

Specialized REITs - 0.2%
Big Yellow Group PLC	3,054	31,027
CubeSmart	3,868	96,545
DuPont Fabros Technology, Inc.	1,598	87,299
EPR Properties	1,347	95,516
Four Corners Property Trust, Inc.	1,250	30,775
Gaming and Leisure Properties, Inc.	4,384	160,937
Life Storage, Inc.	984	73,701
National Storage Affiliates Trust	900	21,825
QTS Realty Trust, Inc.-Class A	980	51,175
Safestore Holdings PLC	4,430	25,181

		673,981

		36,870,342

Financials - 11.4%
Banks - 5.9%
ABN AMRO Group NV (GDR) (c)	1,953	50,434
Aozora Bank Ltd.	8,191	30,080
Australia & New Zealand Banking Group Ltd.	20,273	421,333
Banco Bilbao Vizcaya Argentaria SA	46,315	379,063
Banco de Sabadell SA	36,946	76,226
Banco Espirito Santo SA (REG) (a)(d)(e)	54,936	0
Banco Popular Espanol SA (a)	21,167	14,509
Banco Santander SA	100,981	657,489
Bank Hapoalim BM	7,379	49,105
Bank Leumi Le-Israel BM (a)	10,019	49,008
Bank of America Corp.	60,152	1,348,006
Bank of East Asia Ltd. (The)	8,400	35,458
Bank of Ireland (a)	249,302	67,545
Bank of Kyoto Ltd. (The)	2,100	17,711
Bank of Queensland Ltd.	2,580	21,382
Bankia SA	31,902	36,758
Bankinter SA	4,668	43,026
Barclays PLC	117,343	317,619
BB&T Corp.	4,850	202,003
Bendigo & Adelaide Bank Ltd.	3,272	27,384
BNP Paribas SA (b)	7,822	552,236
BOC Hong Kong Holdings Ltd.	25,600	115,496

Company	Shares	U.S. $ Value
CaixaBank SA	24,852	$117,589
Chiba Bank Ltd. (The)	4,850	31,784
Chugoku Bank Ltd. (The) (b)	1,179	16,554
Citigroup, Inc.	16,599	1,004,903
Citizens Financial Group, Inc.	3,033	103,425
Comerica, Inc.	1,050	71,988
Commerzbank AG (a)	7,371	77,792
Commonwealth Bank of Australia	11,933	705,426
Concordia Financial Group Ltd.	8,105	37,234
Credit Agricole SA (b)	7,781	119,591
Danske Bank A/S	4,769	178,580
DBS Group Holdings Ltd.	12,300	181,725
DNB ASA	6,767	114,759
Erste Group Bank AG (a)	2,084	75,688
Fifth Third Bancorp	4,500	106,830
Fukuoka Financial Group, Inc. (b)	5,358	24,053
Hachijuni Bank Ltd. (The)	2,831	16,249
Hang Seng Bank Ltd.	5,300	111,818
Hiroshima Bank Ltd. (The)	2,847	11,602
HSBC Holdings PLC	137,092	1,193,721
Huntington Bancshares, Inc./OH	6,500	81,510
ING Groep NV	26,857	450,761
Intesa Sanpaolo SpA	87,861	251,962
Intesa Sanpaolo SpA-RSP	5,965	16,216
Japan Post Bank Co., Ltd.	2,804	34,771
JPMorgan Chase & Co.	21,450	1,762,118
KBC Group NV	1,737	130,809
KeyCorp	6,400	111,808
Kyushu Financial Group, Inc.	2,111	12,976
Lloyds Banking Group PLC	444,830	404,902
M&T Bank Corp.	950	148,647
Mebuki Financial Group, Inc.	6,531	25,510
Mediobanca SpA	3,928	37,272
Mitsubishi UFJ Financial Group, Inc.	88,306	547,965
Mizrahi Tefahot Bank Ltd.	854	15,192
Mizuho Financial Group, Inc.	167,007	290,235
National Australia Bank Ltd.	18,400	410,627
Natixis SA	6,517	43,026
Nordea Bank AB	21,034	269,516
Oversea-Chinese Banking Corp., Ltd.	21,700	164,401
People’s United Financial, Inc.	2,050	33,969
PNC Financial Services Group, Inc. (The)	2,900	344,230
Raiffeisen Bank International AG (a)	812	21,434
Regions Financial Corp.	7,200	99,648
Resona Holdings, Inc.	15,289	78,054
Royal Bank of Scotland Group PLC (a)	24,562	82,437
Seven Bank Ltd. (b)	4,049	14,803
Shinsei Bank Ltd.	12,379	19,976
Shizuoka Bank Ltd. (The)	3,684	30,558
Skandinaviska Enskilda Banken AB-Class A	10,519	126,740
Societe Generale SA	5,314	278,674
Standard Chartered PLC (a)	22,740	214,810
Sumitomo Mitsui Financial Group, Inc.	9,303	333,135
Sumitomo Mitsui Trust Holdings, Inc.	2,298	77,618
SunTrust Banks, Inc.	2,900	154,773
Suruga Bank Ltd.	1,206	26,100
Svenska Handelsbanken AB-Class A	10,575	148,732
Swedbank AB-Class A	6,271	150,915

Company	Shares	U.S. $ Value
UniCredit SpA (a)	13,091	$229,350
United Overseas Bank Ltd.	9,100	151,055
US Bancorp	9,550	486,000
Wells Fargo & Co.	27,000	1,380,780
Westpac Banking Corp.	23,172	525,010
Yamaguchi Financial Group, Inc.	1,373	15,717
Zions Bancorporation	1,200	48,084

		19,096,008

Capital Markets - 1.7%
3i Group PLC	6,736	77,761
Aberdeen Asset Management PLC	6,313	23,521
Affiliated Managers Group, Inc.	337	51,847
Ameriprise Financial, Inc.	950	114,751
ASX Ltd.	1,341	50,960
Bank of New York Mellon Corp. (The)	6,200	292,144
BlackRock, Inc.-Class A	740	302,838
CBOE Holdings, Inc.	566	48,885
Charles Schwab Corp. (The)	7,250	280,938
CME Group, Inc.-Class A	2,050	240,445
Credit Suisse Group AG (REG) (a)	13,749	187,762
Daiwa Securities Group, Inc.	11,508	69,943
Deutsche Bank AG (REG) (b)	14,327	251,351
Deutsche Boerse AG	1,337	139,149
E*TRADE Financial Corp. (a)	1,600	55,376
Franklin Resources, Inc.	2,050	85,670
Goldman Sachs Group, Inc. (The)	2,250	475,335
Hargreaves Lansdown PLC	1,806	32,566
Hong Kong Exchanges & Clearing Ltd.	8,106	204,424
Intercontinental Exchange, Inc.	3,575	215,179
Invesco Ltd.	2,400	76,080
Investec PLC	4,545	35,602
Japan Exchange Group, Inc.	3,612	58,360
Julius Baer Group Ltd. (a)	1,550	80,372
London Stock Exchange Group PLC	2,184	96,340
Macquarie Group Ltd. (b)	2,122	141,391
Moody’s Corp.	1,000	118,450
Morgan Stanley	8,600	358,964
Nasdaq, Inc.	700	47,355
Nomura Holdings, Inc.	25,147	150,121
Northern Trust Corp.	1,300	113,672
Partners Group Holding AG	121	74,187
Raymond James Financial, Inc.	757	54,708
S&P Global, Inc.	1,550	221,356
SBI Holdings, Inc./Japan	1,477	19,118
Schroders PLC	939	38,230
Singapore Exchange Ltd.	5,500	28,880
State Street Corp.	2,150	175,139
T. Rowe Price Group, Inc.	1,450	102,138
UBS Group AG (a)	25,331	403,738

		5,595,046

Consumer Finance - 0.3%
Acom Co., Ltd. (a)	2,473	10,448
AEON Financial Service Co., Ltd.	747	15,346
American Express Co.	4,550	350,077
Capital One Financial Corp.	2,885	221,914
Credit Saison Co., Ltd.	1,027	19,072

Company	Shares	U.S. $ Value
Discover Financial Services	2,300	$135,010
Navient Corp.	1,700	24,531
Provident Financial PLC	1,023	40,228
Synchrony Financial	4,606	123,671

		940,297

Diversified Financial Services - 0.8%
AMP Ltd.	20,482	76,868
Berkshire Hathaway, Inc.-Class B (a)	11,385	1,881,713
Challenger Ltd./Australia	3,958	37,623
Eurazeo SA	287	20,528
EXOR NV	751	41,947
First Pacific Co., Ltd./Hong Kong	11,200	8,760
Groupe Bruxelles Lambert SA	559	54,340
Industrivarden AB-Class C	1,137	26,847
Investor AB-Class B	3,154	145,711
Kinnevik AB	1,623	46,524
L E Lundbergforetagen AB-Class B	264	20,719
Leucadia National Corp.	1,900	46,341
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,101	15,816
ORIX Corp.	9,169	144,699
Pargesa Holding SA	241	18,742
Wendel SA	196	29,901

		2,617,079

Insurance - 2.7%
Admiral Group PLC	1,477	38,799
Aegon NV	12,211	60,912
Aflac, Inc.	2,400	180,912
Ageas (b)	1,350	54,535
AIA Group Ltd.	83,400	590,101
Allianz SE (REG)	3,165	608,788
Allstate Corp. (The)	2,200	189,948
American International Group, Inc.	5,572	354,546
Aon PLC	1,600	209,456
Arthur J Gallagher & Co.	1,035	58,716
Assicurazioni Generali SpA (b)	8,101	127,987
Assurant, Inc.	350	34,293
Aviva PLC	28,104	190,675
AXA SA	13,432	358,663
Baloise Holding AG (REG)	347	53,149
Chubb Ltd.	2,819	403,653
Cincinnati Financial Corp.	900	63,072
CNP Assurances	1,189	26,157
Dai-ichi Life Holdings, Inc.	7,466	124,302
Direct Line Insurance Group PLC	9,521	42,809
Gjensidige Forsikring ASA	1,385	22,336
Hannover Rueck SE (REG)	418	49,831
Hartford Financial Services Group, Inc. (The)	2,200	108,658
Insurance Australia Group Ltd.	16,394	77,501
Japan Post Holdings Co., Ltd.	3,116	38,026
Legal & General Group PLC	41,231	133,967
Lincoln National Corp.	1,350	87,723
Loews Corp.	1,650	77,814
Mapfre SA	7,463	26,572
Marsh & McLennan Cos., Inc.	3,100	240,436
Medibank Pvt Ltd.	19,071	38,959
MetLife, Inc.	6,500	328,835
MS&AD Insurance Group Holdings, Inc.	3,509	123,220

Company	Shares	U.S. $ Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,116	$220,366
NN Group NV	2,203	79,338
Old Mutual PLC	34,138	82,857
Poste Italiane SpA (c)	3,617	25,458
Principal Financial Group, Inc.	1,600	100,656
Progressive Corp. (The)	3,450	146,383
Prudential Financial, Inc.	2,600	272,610
Prudential PLC	17,860	400,714
QBE Insurance Group Ltd.	9,498	91,150
RSA Insurance Group PLC	7,058	56,943
Sampo Oyj-Class A	3,096	157,073
SCOR SE	1,130	44,459
Sompo Holdings, Inc.	2,445	94,336
Sony Financial Holdings, Inc.	1,205	18,553
St James’s Place PLC	3,652	55,238
Standard Life PLC	13,681	67,631
Suncorp Group Ltd.	8,934	91,917
Swiss Life Holding AG (a)	311	103,885
Swiss Re AG	2,245	204,700
T&D Holdings, Inc.	4,011	56,729
Tokio Marine Holdings, Inc.	4,721	200,312
Torchmark Corp.	625	47,187
Travelers Cos., Inc. (The)	1,700	212,245
Tryg A/S	704	14,469
UnipolSai Assicurazioni SpA (b)	7,258	16,446
Unum Group	1,350	60,723
Willis Towers Watson PLC	776	113,785
XL Group Ltd.	1,550	67,719
Zurich Insurance Group AG	1,043	306,896

		8,536,129

		36,784,559

Information Technology - 10.7%
Communications Equipment - 0.5%
Cisco Systems, Inc.	30,040	947,161
F5 Networks, Inc. (a)	390	49,971
Harris Corp.	740	82,999
Juniper Networks, Inc.	2,280	66,872
Motorola Solutions, Inc.	990	82,734
Nokia Oyj	40,411	255,844
Telefonaktiebolaget LM Ericsson-Class B	21,255	154,927

		1,640,508

Electronic Equipment, Instruments & Components - 0.6%
Alps Electric Co., Ltd.	1,304	36,514
Amphenol Corp.-Class A	1,820	135,772
Corning, Inc.	5,530	160,923
FLIR Systems, Inc.	810	30,691
Hamamatsu Photonics KK	986	31,350
Hexagon AB-Class B	1,790	78,357
Hirose Electric Co., Ltd.	222	29,604
Hitachi High-Technologies Corp.	477	18,918
Hitachi Ltd.	33,471	201,879
Ingenico Group SA	384	37,284
Keyence Corp.	674	305,842
Kyocera Corp.	2,223	127,968
Murata Manufacturing Co., Ltd.	1,326	183,553

Company	Shares	U.S. $ Value
Nippon Electric Glass Co., Ltd.	2,929	$20,400
Omron Corp.	1,334	55,709
Shimadzu Corp.	1,640	31,706
TDK Corp.	853	51,453
TE Connectivity Ltd.	2,100	165,585
Yaskawa Electric Corp.	1,754	34,909
Yokogawa Electric Corp.	1,581	27,414

		1,765,831

Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	1,010	47,621
Alphabet, Inc.-Class A (a)	1,819	1,795,517
Alphabet, Inc.-Class C (a)	1,773	1,710,697
DeNA Co., Ltd.	731	16,165
eBay, Inc. (a)	6,030	206,829
Facebook, Inc.-Class A (a)	14,122	2,138,918
Kakaku.com, Inc.	975	13,888
Mixi, Inc.	295	18,499
United Internet AG	852	46,941
VeriSign, Inc. (a)(b)	540	48,686
Yahoo Japan Corp.	9,860	44,258
Yahoo!, Inc. (a)(b)	5,250	264,180

		6,352,199

IT Services - 1.7%
Accenture PLC-Class A	3,720	463,029
Alliance Data Systems Corp.	360	86,807
Amadeus IT Group SA-Class A	3,039	177,464
Atos SE	617	88,525
Automatic Data Processing, Inc.	2,700	276,399
Cap Gemini SA (b)	1,129	116,903
Cognizant Technology Solutions Corp.-Class A	3,620	242,214
Computershare Ltd.	3,215	34,432
CSRA, Inc.	830	25,033
DXC Technology Co. (a)	1,687	130,776
Fidelity National Information Services, Inc.	1,940	166,588
Fiserv, Inc. (a)	1,300	162,864
Fujitsu Ltd.	12,901	94,032
Gartner, Inc. (a)	559	66,856
Global Payments, Inc.	890	81,533
International Business Machines Corp.	5,169	788,945
Mastercard, Inc.-Class A	5,650	694,272
Nomura Research Institute Ltd.	914	34,786
NTT Data Corp.	874	47,116
Obic Co., Ltd.	449	26,085
Otsuka Corp.	362	22,271
Paychex, Inc.	1,870	110,760
PayPal Holdings, Inc. (a)	6,730	351,373
Teradata Corp. (a)	770	20,990
Total System Services, Inc.	980	58,359
Visa, Inc.-Class A	11,130	1,059,910
Western Union Co. (The)-Class W	2,870	54,587
Worldpay Group PLC (c)	12,464	49,910

		5,532,819

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices, Inc. (a)(b)	4,626	$51,765
Analog Devices, Inc.	2,167	185,842
Applied Materials, Inc.	6,450	295,926
ASM Pacific Technology Ltd.	1,700	24,349
ASML Holding NV	2,586	341,424
Broadcom Ltd.	2,421	579,781
Infineon Technologies AG	7,844	173,701
Intel Corp.	28,350	1,023,718
KLA-Tencor Corp.	950	98,800
Lam Research Corp.	988	153,308
Microchip Technology, Inc.	1,300	108,290
Micron Technology, Inc. (a)	6,200	190,774
NVIDIA Corp.	3,550	512,443
NXP Semiconductors NV (a)	2,037	223,866
Qorvo, Inc. (a)	755	58,852
QUALCOMM, Inc.	8,860	507,412
Rohm Co., Ltd.	616	49,361
Skyworks Solutions, Inc.	1,095	116,541
STMicroelectronics NV	4,414	72,602
Texas Instruments, Inc.	6,000	494,940
Tokyo Electron Ltd. (b)	1,087	155,584
Xilinx, Inc.	1,450	96,730

		5,516,009

Software - 2.3%
Activision Blizzard, Inc.	4,129	241,877
Adobe Systems, Inc. (a)	2,970	421,324
Autodesk, Inc. (a)	1,180	131,889
CA, Inc.	1,870	59,410
Check Point Software Technologies Ltd. (a)	909	101,853
Citrix Systems, Inc. (a)	920	75,937
Dassault Systemes SE	891	82,159
Electronic Arts, Inc. (a)	1,850	209,660
Gemalto NV	561	33,276
Intuit, Inc.	1,460	205,334
Konami Holdings Corp.	646	31,725
LINE Corp. (a)(b)	264	9,398
Microsoft Corp.	46,370	3,238,481
Mobileye NV (a)	1,215	75,208
Nexon Co., Ltd.	1,132	21,362
Nice Ltd.	415	32,297
Nintendo Co., Ltd.	785	237,985
Oracle Corp.	17,980	816,112
Oracle Corp./Japan	265	15,610
Red Hat, Inc. (a)	1,070	95,840
Sage Group PLC (The)	7,479	69,491
salesforce.com, Inc. (a)	3,940	353,182
SAP SE	6,806	731,350
Symantec Corp.	3,670	111,238
Synopsys, Inc. (a)	888	66,485
Trend Micro, Inc./Japan	777	39,038

		7,507,521

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	31,522	4,815,301

Company	Shares	U.S. $ Value
Brother Industries Ltd.	1,634	$36,232
Canon, Inc.	7,389	253,968
FUJIFILM Holdings Corp.	3,029	110,411
Hewlett Packard Enterprise Co.	9,980	187,724
HP, Inc.	10,130	190,039
Konica Minolta, Inc.	3,132	24,625
NEC Corp.	18,037	46,706
NetApp, Inc.	1,600	64,784
Ricoh Co., Ltd.	4,642	39,165
Seagate Technology PLC (b)	1,750	76,247
Seiko Epson Corp.	1,937	40,599
Western Digital Corp.	1,720	154,903
Xerox Corp.	5,110	36,128

		6,076,832

		34,391,719

Health Care - 8.6%
Biotechnology - 1.2%
AbbVie, Inc.	9,557	630,953
Actelion Ltd. (REG) (a)	672	190,854
Alexion Pharmaceuticals, Inc. (a)	1,340	131,360
Amgen, Inc.	4,450	690,818
Biogen, Inc. (a)	1,300	322,101
Celgene Corp. (a)	4,650	532,007
CSL Ltd.	3,158	303,630
Genmab A/S (a)	397	84,566
Gilead Sciences, Inc.	7,807	506,596
Grifols SA (b)	2,066	58,493
Incyte Corp. (a)	1,024	132,434
Regeneron Pharmaceuticals, Inc. (a)	450	206,577
Vertex Pharmaceuticals, Inc. (a)	1,505	186,018

		3,976,407

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	10,372	473,586
Baxter International, Inc.	2,900	171,999
Becton Dickinson and Co.	1,278	241,836
Boston Scientific Corp. (a)	8,150	220,294
Cochlear Ltd.	398	43,344
Coloplast A/S-Class B (b)	823	70,486
Cooper Cos., Inc. (The)	327	71,531
CR Bard, Inc.	450	138,344
CYBERDYNE, Inc. (a)(b)	839	11,573
Danaher Corp.	3,650	310,031
DENTSPLY SIRONA, Inc.	1,355	86,070
Edwards Lifesciences Corp. (a)	1,250	143,837
Essilor International SA	1,435	190,767
Getinge AB-Class B	1,386	28,822
Hologic, Inc. (a)	1,643	71,158
Hoya Corp.	2,699	132,836
IDEXX Laboratories, Inc. (a)	551	92,783
Intuitive Surgical, Inc. (a)	230	210,376
Medtronic PLC	8,231	693,709
Olympus Corp.	2,017	73,682
Smith & Nephew PLC	6,093	106,416

Company	Shares	U.S. $ Value
Sonova Holding AG (REG)	363	$60,126
Stryker Corp.	1,850	264,476
Sysmex Corp.	1,083	64,376
Terumo Corp.	2,367	96,194
Varian Medical Systems, Inc. (a)	550	54,461
William Demant Holding A/S (a)	800	20,978
Zimmer Biomet Holdings, Inc.	1,200	143,052

		4,287,143

Health Care Providers & Services - 1.2%
Aetna, Inc.	2,009	291,024
Alfresa Holdings Corp.	1,302	25,114
AmerisourceBergen Corp.-Class A	1,000	91,770
Anthem, Inc.	1,600	291,760
Cardinal Health, Inc.	1,900	141,151
Centene Corp. (a)	995	72,267
Cigna Corp.	1,550	249,906
DaVita, Inc. (a)	900	59,634
Envision Healthcare Corp. (a)	662	36,152
Express Scripts Holding Co. (a)	3,633	217,072
Fresenius Medical Care AG & Co. KGaA	1,490	142,512
Fresenius SE & Co. KGaA	2,841	243,375
HCA Healthcare, Inc. (a)	1,718	140,721
Healthscope Ltd.	11,524	17,299
Henry Schein, Inc. (a)	470	86,466
Humana, Inc.	900	209,034
Laboratory Corp. of America Holdings (a)	600	83,400
McKesson Corp.	1,300	212,017
Mediclinic International PLC (b)	2,552	26,582
Medipal Holdings Corp.	1,185	21,804
Miraca Holdings, Inc.	397	16,686
Patterson Cos., Inc.	450	19,872
Quest Diagnostics, Inc.	800	87,016
Ramsay Health Care Ltd.	980	50,192
Ryman Healthcare Ltd. (b)	2,306	13,611
Sonic Healthcare Ltd.	2,736	47,037
Suzuken Co., Ltd./Aichi Japan	537	17,650
UnitedHealth Group, Inc.	5,800	1,016,044
Universal Health Services, Inc.-Class B	550	62,513

		3,989,681

Health Care Technology - 0.1%
Cerner Corp. (a)	1,750	114,362
M3, Inc. (b)	1,345	38,692

		153,054

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,900	114,646
Eurofins Scientific SE	76	40,305
Illumina, Inc. (a)	912	161,752
Lonza Group AG (REG) (a)	693	143,695
Mettler-Toledo International, Inc. (a)	156	90,918
PerkinElmer, Inc.	650	40,989
QIAGEN NV (a)	1,519	51,171
Thermo Fisher Scientific, Inc.	2,350	406,057

Company	Shares	U.S. $ Value
Waters Corp. (a)	500	$89,810

		1,139,343

Pharmaceuticals - 4.4%
Allergan PLC	2,010	449,738
Astellas Pharma, Inc.	14,915	188,520
AstraZeneca PLC	8,761	591,960
Bayer AG (REG)	5,727	760,961
Bristol-Myers Squibb Co.	10,000	539,500
Chugai Pharmaceutical Co., Ltd.	1,551	58,990
Daiichi Sankyo Co., Ltd.	4,173	91,525
Eisai Co., Ltd.	1,746	92,029
Eli Lilly & Co.	5,800	461,506
GlaxoSmithKline PLC	33,767	739,131
Hikma Pharmaceuticals PLC (b)	997	21,691
Hisamitsu Pharmaceutical Co., Inc.	429	21,582
Johnson & Johnson	16,300	2,090,475
Kyowa Hakko Kirin Co., Ltd.	1,796	30,729
Mallinckrodt PLC (a)	605	26,094
Merck & Co., Inc.	16,450	1,071,060
Merck KGaA	895	108,141
Mitsubishi Tanabe Pharma Corp.	1,555	34,584
Mylan NV (a)	2,750	107,195
Novartis AG (REG)	15,464	1,265,499
Novo Nordisk A/S-Class B	13,240	562,098
Ono Pharmaceutical Co., Ltd.	2,856	59,403
Orion Oyj-Class B	713	46,089
Otsuka Holdings Co., Ltd.	2,704	121,969
Perrigo Co. PLC	839	61,121
Pfizer, Inc.	35,707	1,165,834
Roche Holding AG	4,866	1,335,955
Sanofi	8,037	796,094
Santen Pharmaceutical Co., Ltd.	2,582	35,565
Shionogi & Co., Ltd.	2,067	110,530
Shire PLC	6,257	360,355
Sumitomo Dainippon Pharma Co., Ltd.	1,102	16,821
Taisho Pharmaceutical Holdings Co., Ltd. (b)	250	19,530
Takeda Pharmaceutical Co., Ltd.	4,926	253,885
Taro Pharmaceutical Industries Ltd. (a)(b)	100	10,661
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	6,322	176,131
UCB SA	876	61,810
Vifor Pharma AG	270	31,763
Zoetis, Inc.	2,914	181,484

		14,158,008

		27,703,636

Consumer Discretionary - 8.4%
Auto Components - 0.5%
Aisin Seiki Co., Ltd.	1,327	65,469
BorgWarner, Inc.	1,200	51,012
Bridgestone Corp.	4,505	189,282
Cie Generale des Etablissements Michelin-Class B	1,268	160,242
Continental AG	762	169,719
Delphi Automotive PLC	1,621	142,599
Denso Corp.	3,300	140,699

Company	Shares	U.S. $ Value
GKN PLC	11,872	$53,619
Goodyear Tire & Rubber Co. (The)	1,500	48,330
Koito Manufacturing Co., Ltd.	780	41,124
NGK Spark Plug Co., Ltd.	1,238	25,196
NOK Corp.	660	14,468
Nokian Renkaat Oyj	800	32,671
Schaeffler AG (Preference Shares)	1,104	18,289
Stanley Electric Co., Ltd.	1,040	31,324
Sumitomo Electric Industries Ltd.	5,223	82,763
Sumitomo Rubber Industries Ltd.	1,184	20,185
Toyoda Gosei Co., Ltd.	397	9,554
Toyota Industries Corp.	1,129	56,775
Valeo SA(b)	1,656	115,560
Yokohama Rubber Co., Ltd. (The)	763	14,884

		1,483,764

Automobiles - 1.2%
Bayerische Motoren Werke AG	2,293	215,037
Bayerische Motoren Werke AG (Preference Shares)	380	31,292
Daimler AG (REG)	6,668	484,889
Ferrari NV	851	73,715
Fiat Chrysler Automobiles NV (a)	6,248	66,020
Ford Motor Co.	23,400	260,208
General Motors Co.	8,165	277,038
Harley-Davidson, Inc. (b)	1,050	55,660
Honda Motor Co., Ltd.	11,290	316,292
Isuzu Motors Ltd.	4,112	50,194
Mazda Motor Corp.	3,946	53,837
Mitsubishi Motors Corp. (b)	4,644	30,112
Nissan Motor Co., Ltd.	16,311	156,358
Peugeot SA	3,364	66,523
Porsche Automobil Holding SE (Preference Shares)	1,061	60,855
Renault SA (b)	1,331	124,167
Subaru Corp.	4,261	144,082
Suzuki Motor Corp.	2,380	111,967
Toyota Motor Corp.	18,077	970,093
Volkswagen AG	225	35,354
Volkswagen AG (Preference Shares)	1,286	193,783
Yamaha Motor Co., Ltd.	1,939	48,695

		3,826,171

Distributors - 0.1%
Genuine Parts Co.	890	82,432
Jardine Cycle & Carriage Ltd.	700	22,155
LKQ Corp. (a)	1,814	57,123

		161,710

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	442	16,220
H&R Block, Inc.	1,200	31,848

		48,068

Hotels, Restaurants & Leisure - 1.1%
Accor SA	1,183	56,076
Aristocrat Leisure Ltd.	3,750	60,718

Company	Shares	U.S. $ Value
Carnival Corp.	2,500	$160,175
Carnival PLC	1,318	84,594
Chipotle Mexican Grill, Inc.-Class A (a)	200	95,470
Compass Group PLC	11,375	245,416
Crown Resorts Ltd.	2,504	24,093
Darden Restaurants, Inc.	750	66,698
Domino’s Pizza Enterprises Ltd. (b)	431	18,406
Flight Centre Travel Group Ltd. (b)	464	12,330
Galaxy Entertainment Group Ltd.	16,200	93,607
Genting Singapore PLC	41,800	35,643
InterContinental Hotels Group PLC	1,244	70,226
Marriott International, Inc./MD-Class A	1,900	204,535
McDonald’s Corp.	4,900	739,361
McDonald’s Holdings Co. Japan Ltd.	438	15,682
Melco Resorts & Entertainment Ltd. (ADR)	1,318	29,760
Merlin Entertainments PLC (c)	4,924	33,593
MGM China Holdings Ltd.	5,500	12,203
Oriental Land Co., Ltd./Japan	1,511	97,615
Paddy Power Betfair PLC	552	57,823
Royal Caribbean Cruises Ltd.	1,024	112,824
Sands China Ltd.	16,700	76,998
Shangri-La Asia Ltd.	6,400	9,794
SJM Holdings Ltd.	10,900	10,569
Sodexo SA	639	87,211
Starbucks Corp.	8,750	556,588
Tabcorp Holdings Ltd.	5,569	18,961
Tatts Group Ltd.	10,169	31,731
TUI AG (b)	3,455	53,370
Whitbread PLC	1,269	70,164
William Hill PLC	5,987	22,162
Wyndham Worldwide Corp.	600	60,594
Wynn Macau Ltd. (a)	10,600	23,527
Wynn Resorts Ltd.	500	64,350
Yum! Brands, Inc.	2,000	145,280

		3,558,147

Household Durables - 0.5%
Auto Trader Group PLC (c)	6,824	36,649
Barratt Developments PLC	6,970	55,075
Berkeley Group Holdings PLC	916	38,446
Casio Computer Co., Ltd.	1,524	23,652
DR Horton, Inc.	2,000	65,380
Electrolux AB-Class B	1,666	53,457
Garmin Ltd.	680	35,387
Husqvarna AB-Class B	2,883	29,893
Iida Group Holdings Co., Ltd.	1,019	16,820
Leggett & Platt, Inc.	800	41,616
Lennar Corp.-Class A	1,200	61,572
Mohawk Industries, Inc. (a)	400	95,720
Newell Brands, Inc.	2,849	150,855
Nikon Corp.	2,359	36,356
Panasonic Corp.	15,288	196,044
Persimmon PLC	2,136	67,686
PulteGroup, Inc.	1,700	38,539
Rinnai Corp.	235	21,126
SEB SA	157	27,564
Sekisui Chemical Co., Ltd.	2,828	49,691
Sekisui House Ltd.	4,177	71,655

Company	Shares	U.S. $ Value
Sharp Corp./Japan (a)(b)	10,352	$38,024
Sony Corp.	8,748	319,425
Taylor Wimpey PLC	22,609	59,278
Techtronic Industries Co., Ltd.	9,500	44,892
Whirlpool Corp.	450	83,493

		1,758,295

Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (a)	2,395	2,382,115
Expedia, Inc.	740	106,397
Netflix, Inc. (a)	2,570	419,090
Priceline Group, Inc. (The) (a)	310	581,898
Rakuten, Inc.	6,446	78,335
Start Today Co., Ltd.	1,228	30,654
TripAdvisor, Inc. (a)	650	25,032
Zalando SE (a)(c)	600	28,689

		3,652,210

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	1,384	49,412
Hasbro, Inc.	650	68,419
Mattel, Inc.	2,050	46,966
Sankyo Co., Ltd.	400	13,414
Sega Sammy Holdings, Inc.	1,290	16,364
Shimano, Inc.	514	79,834
Yamaha Corp.	1,161	37,532

		311,941

Media - 1.6%
Altice NV-Class A (a)(b)	2,559	63,672
Altice NV-Class B (a)	697	17,377
Axel Springer SE	299	18,804
CBS Corp.-Class B	2,200	134,442
Charter Communications, Inc.-Class A (a)	1,315	454,398
Comcast Corp.-Class A	28,386	1,183,412
Dentsu, Inc.	1,498	76,286
Discovery Communications, Inc.-Class A (a)(b)	900	23,850
Discovery Communications, Inc.-Class C (a)	1,250	32,287
DISH Network Corp.-Class A (a)	1,334	85,069
Eutelsat Communications SA	1,209	31,121
Hakuhodo DY Holdings, Inc.	1,480	19,578
Interpublic Group of Cos., Inc. (The)	2,350	58,585
ITV PLC	25,088	63,289
JCDecaux SA	515	17,068
Lagardere SCA	817	25,690
News Corp.-Class A	2,275	30,440
News Corp.-Class B	702	9,617
Omnicom Group, Inc.	1,400	117,208
Pearson PLC	5,693	51,853
ProSiebenSat.1 Media SE	1,614	68,583
Publicis Groupe SA (b)	1,329	101,759
REA Group Ltd. (b)	365	17,417
RTL Group SA (London) (a)	268	20,852
Schibsted ASA	524	12,493
Schibsted ASA-Class B	617	13,370

Company	Shares	U.S. $ Value
Scripps Networks Interactive, Inc.-Class A	550	$36,421
SES SA	2,523	62,469
Singapore Press Holdings Ltd. (b)	11,000	25,207
Sky PLC	7,142	91,303
TEGNA, Inc.	1,250	29,675
Telenet Group Holding NV (a)	366	24,260
Time Warner, Inc.	4,650	462,628
Toho Co., Ltd./Tokyo	785	23,213
Twenty-First Century Fox, Inc.-Class A	6,314	171,236
Twenty-First Century Fox, Inc.-Class B	2,907	78,198
Viacom, Inc.-Class B	2,050	71,319
Vivendi SA	7,128	154,671
Walt Disney Co. (The)	8,738	943,180
WPP PLC	8,858	199,328

		5,121,628

Multiline Retail - 0.2%
Dollar General Corp.	1,530	112,287
Dollar Tree, Inc. (a)	1,417	110,101
Don Quijote Holdings Co., Ltd.	822	32,126
Harvey Norman Holdings Ltd. (b)	3,077	8,625
Isetan Mitsukoshi Holdings Ltd.	2,326	23,450
J Front Retailing Co., Ltd.	1,671	23,604
Kohl’s Corp.	1,010	38,814
Macy’s, Inc.	1,810	42,535
Marks & Spencer Group PLC	11,250	55,544
Marui Group Co., Ltd.	1,447	21,046
Next PLC	968	54,461
Nordstrom, Inc. (b)	670	28,006
Ryohin Keikaku Co., Ltd.	166	43,216
Takashimaya Co., Ltd.	1,857	17,250
Target Corp.	3,320	183,098

		794,163

Specialty Retail - 1.2%
ABC-Mart, Inc. (b)	284	16,594
Advance Auto Parts, Inc.	458	61,203
AutoNation, Inc. (a)	380	15,018
AutoZone, Inc. (a)	210	127,243
Bed Bath & Beyond, Inc.	900	30,969
Best Buy Co., Inc.	1,590	94,430
CarMax, Inc. (a)(b)	1,120	70,370
Dixons Carphone PLC	6,782	28,746
Dufry AG (REG) (a)	318	52,375
Fast Retailing Co., Ltd.	368	123,267
Foot Locker, Inc.	806	47,884
Gap, Inc. (The)	1,290	29,025
Hennes & Mauritz AB-Class B	6,575	163,544
Hikari Tsushin, Inc.	149	15,088
Home Depot, Inc. (The)	7,340	1,126,763
Industria de Diseno Textil SA	7,554	309,556
Kingfisher PLC	15,504	64,848
L Brands, Inc. (b)	1,400	72,240
Lowe’s Cos., Inc.	5,190	408,816
Nitori Holdings Co., Ltd.	555	81,157
O’Reilly Automotive, Inc. (a)	580	140,406
Ross Stores, Inc.	2,370	151,490

Company	Shares	U.S. $ Value
Shimamura Co., Ltd.	154	$19,775
Signet Jewelers Ltd.	406	19,529
Staples, Inc.	3,890	35,321
Tiffany & Co.	620	53,915
TJX Cos., Inc. (The)	3,920	294,823
Tractor Supply Co.	773	42,631
Ulta Salon Cosmetics & Fragrance, Inc. (a)	364	110,962
USS Co., Ltd.	1,518	30,557
Yamada Denki Co., Ltd.	4,350	22,826

		3,861,371

Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	1,304	249,987
Asics Corp.	1,108	18,561
Burberry Group PLC	3,053	71,483
Christian Dior SE	378	108,010
Cie Financiere Richemont SA (REG)	3,615	302,489
Coach, Inc.	1,650	76,246
Hanesbrands, Inc. (b)	2,245	46,359
Hermes International (b)	183	90,457
HUGO BOSS AG (b)	464	34,978
Kering	525	173,716
Li & Fung Ltd.	40,700	16,757
Luxottica Group SpA	1,174	71,031
LVMH Moet Hennessy Louis Vuitton SE	1,932	493,823
Michael Kors Holdings Ltd. (a)	960	31,853
NIKE, Inc.-Class B	7,950	421,270
Pandora A/S	770	72,836
PVH Corp.	461	48,843
Ralph Lauren Corp.	350	23,730
Swatch Group AG (The) (b)	214	82,915
Swatch Group AG (The) (REG)	344	26,259
Under Armour, Inc.-Class A (a)(b)	1,075	20,597
Under Armour, Inc.-Class C (a)(b)	1,103	19,666
VF Corp.	1,950	104,910
Yue Yuen Industrial Holdings Ltd.	5,100	20,316

		2,627,092

		27,204,560

Industrials - 8.2%
Aerospace & Defense - 1.3%
Airbus SE	4,014	330,114
Arconic, Inc.	2,616	71,862
BAE Systems PLC	21,991	189,289
Boeing Co. (The)	3,450	647,323
Cobham PLC (b)	14,261	24,622
Dassault Aviation SA	16	23,843
Elbit Systems Ltd.	163	19,824
General Dynamics Corp.	1,700	345,525
L3 Technologies, Inc.	500	84,295
Leonardo SpA	2,802	49,353
Lockheed Martin Corp.	1,500	421,695
Meggitt PLC	5,370	34,760
Northrop Grumman Corp.	1,050	272,181
Raytheon Co.	1,750	287,017
Rockwell Collins, Inc.	950	103,598

Company	Shares	U.S. $ Value
Rolls-Royce Holdings PLC (a)	16,663	$186,487
Safran SA	2,166	191,528
Singapore Technologies Engineering Ltd.	10,800	29,017
Textron, Inc.	1,600	76,480
Thales SA	733	81,022
TransDigm Group, Inc.	291	78,011
United Technologies Corp.	4,500	545,760
Zodiac Aerospace	1,406	37,197

		4,130,803

Air Freight & Logistics - 0.4%
Bollore SA	5,988	27,585
CH Robinson Worldwide, Inc. (b)	850	56,959
Deutsche Post AG (REG)	6,719	245,689
Expeditors International of Washington, Inc.	1,050	56,049
FedEx Corp.	1,500	290,760
Kuehne & Nagel International AG (REG)	374	60,396
Royal Mail PLC	6,232	35,457
United Parcel Service, Inc.-Class B	4,150	439,775
Yamato Holdings Co., Ltd.	2,421	52,569

		1,265,239

Airlines - 0.3%
Alaska Air Group, Inc.	718	62,502
American Airlines Group, Inc.	3,008	145,617
ANA Holdings, Inc.	8,035	26,331
Cathay Pacific Airways Ltd.	6,500	9,503
Delta Air Lines, Inc.	4,383	215,337
Deutsche Lufthansa AG (REG) (b)	1,623	31,575
easyJet PLC	1,128	20,558
International Consolidated Airlines Group SA	5,873	45,860
Japan Airlines Co., Ltd.	829	24,302
Qantas Airways Ltd.	2,562	9,544
Ryanair Holdings PLC (Sponsored ADR) (a)	799	85,285
Singapore Airlines Ltd.	3,700	26,762
Southwest Airlines Co.	3,650	219,328
United Continental Holdings, Inc. (a)	1,725	137,431

		1,059,935

Building Products - 0.4%
Allegion PLC	550	43,246
Asahi Glass Co., Ltd.	6,985	56,985
Assa Abloy AB-Class B	6,941	155,896
Cie de Saint-Gobain (b)	3,459	193,334
Daikin Industries Ltd.	1,624	159,172
Fortune Brands Home & Security, Inc.	924	58,304
Geberit AG (REG)	257	120,392
Johnson Controls International PLC	5,600	233,856
LIXIL Group Corp.	1,843	44,816
Masco Corp.	1,900	70,775
TOTO Ltd.	981	37,357

		1,174,133

Commercial Services & Supplies - 0.3%
Babcock International Group PLC	1,673	20,131
Brambles Ltd.	10,998	84,697
Cintas Corp.	500	62,940

Company	Shares	U.S. $ Value
Dai Nippon Printing Co., Ltd.	3,675	$40,856
Edenred	1,457	38,437
G4S PLC	10,744	45,001
ISS A/S	1,157	47,906
Park24 Co., Ltd.	710	19,826
Republic Services, Inc.-Class A	1,350	85,873
Secom Co., Ltd.	1,454	106,360
Securitas AB-Class B	2,168	34,522
Societe BIC SA	200	24,418
Sohgo Security Services Co., Ltd.	495	23,158
Stericycle, Inc. (a)	500	40,885
Toppan Printing Co., Ltd.	3,632	40,006
Waste Management, Inc.	2,400	174,984

		890,000

Construction & Engineering - 0.3%
ACS Actividades de Construccion y Servicios SA	1,634	65,389
Boskalis Westminster	631	21,752
Bouygues SA	1,443	61,827
CIMIC Group Ltd.	663	19,952
Eiffage SA	408	37,091
Ferrovial SA	3,371	76,090
Fluor Corp.	800	35,888
HOCHTIEF AG	134	24,675
Jacobs Engineering Group, Inc.	700	36,694
JGC Corp.	1,435	21,696
Kajima Corp.	6,223	47,818
Obayashi Corp.	4,496	49,698
Quanta Services, Inc. (a)	900	27,594
Shimizu Corp.	3,822	38,499
Skanska AB-Class B	2,355	55,973
Taisei Corp.	7,147	61,054
Vinci SA	3,516	307,533

		989,223

Electrical Equipment - 0.6%
ABB Ltd. (REG)	13,036	328,031
Acuity Brands, Inc.	256	41,705
AMETEK, Inc.	1,339	81,706
Eaton Corp. PLC	2,709	209,622
Emerson Electric Co.	3,850	227,612
Fuji Electric Co., Ltd.	3,877	20,742
Legrand SA (b)	1,850	126,949
Mabuchi Motor Co., Ltd.	339	19,076
Mitsubishi Electric Corp.	13,382	184,488
Nidec Corp.	1,652	163,569
OSRAM Licht AG	617	47,274
Prysmian SpA	1,351	37,618
Rockwell Automation, Inc.	800	126,976
Schneider Electric SE (Paris) (a)	3,893	299,944
Vestas Wind Systems A/S	1,535	136,267

		2,051,579

Industrial Conglomerates - 1.4%
3M Co.	3,600	736,092
CK Hutchison Holdings Ltd.	18,704	243,595
DCC PLC	615	58,492
General Electric Co.	52,354	1,433,452

Company	Shares	U.S. $ Value
Honeywell International, Inc.	4,550	$605,104
Jardine Matheson Holdings Ltd.	1,800	115,036
Jardine Strategic Holdings Ltd.	1,600	67,112
Keihan Holdings Co., Ltd.	3,212	21,232
Keppel Corp., Ltd.	10,000	46,504
Koninklijke Philips NV	6,568	232,089
NWS Holdings Ltd.	10,600	20,500
Roper Technologies, Inc.	600	136,320
Seibu Holdings, Inc.	1,185	22,025
Sembcorp Industries Ltd.	6,700	15,295
Siemens AG (REG)	5,298	757,712
Smiths Group PLC	2,738	56,634
Toshiba Corp. (a)(b)	27,877	63,481

		4,630,675

Machinery - 1.4%
Alfa Laval AB	2,033	40,938
Alstom SA (a)	1,062	37,205
Amada Holdings Co., Ltd.	2,356	27,440
ANDRITZ AG	504	30,278
Atlas Copco AB-Class A	4,650	172,028
Atlas Copco AB-Class B	3,723	122,881
Caterpillar, Inc.	3,500	369,005
CNH Industrial NV	7,071	78,606
Cummins, Inc.	950	149,815
Deere & Co.	1,750	214,305
Dover Corp.	900	74,295
FANUC Corp.	1,343	264,360
Flowserve Corp.	750	36,375
Fortive Corp.	1,775	110,849
GEA Group AG (b)	1,267	52,090
Hino Motors Ltd.	1,790	21,725
Hitachi Construction Machinery Co., Ltd.	745	17,274
Hoshizaki Corp.	351	30,913
IHI Corp. (a)	10,175	38,250
Illinois Tool Works, Inc.	1,900	268,318
IMI PLC	1,883	30,455
Ingersoll-Rand PLC	1,550	138,880
JTEKT Corp.	1,545	23,200
Kawasaki Heavy Industries Ltd.	9,834	28,214
Komatsu Ltd.	6,394	155,227
Kone Oyj-Class B	2,337	115,649
Kubota Corp.	7,328	115,918
Kurita Water Industries Ltd.	702	18,582
Makita Corp.	1,551	58,397
MAN SE	244	25,800
Metso Oyj	781	26,555
MINEBEA MITSUMI, Inc. (b)	2,636	42,934
Mitsubishi Heavy Industries Ltd.	22,194	87,493
Nabtesco Corp.	780	22,886
NGK Insulators Ltd.	1,815	36,414
NSK Ltd.	3,054	36,395
PACCAR, Inc.	2,100	132,216
Parker-Hannifin Corp.	800	125,976
Pentair PLC	984	65,160
Sandvik AB	7,383	115,594
Schindler Holding AG	282	60,528
Schindler Holding AG (REG)	140	29,110
SKF AB-Class B	2,757	56,343

Company	Shares	U.S. $ Value
SMC Corp./Japan	397	$125,468
Snap-on, Inc.	350	56,581
Stanley Black & Decker, Inc.	900	123,876
Sumitomo Heavy Industries Ltd.	3,829	24,951
THK Co., Ltd.	834	23,291
Volvo AB-Class B	10,732	175,291
Wartsila Oyj Abp	1,025	60,852
Weir Group PLC (The)	1,508	35,341
Xylem, Inc./NY	1,050	54,747
Yangzijiang Shipbuilding Holdings Ltd.	9,500	8,718
Zardoya Otis SA (b)	946	9,273

		4,403,265

Marine - 0.1%
AP Moller-Maersk A/S-Class A	27	48,886
AP Moller-Maersk A/S-Class B	46	87,670
Mitsui OSK Lines Ltd.	7,935	22,760
Nippon Yusen KK (a)	11,187	20,282

		179,598

Professional Services - 0.4%
Adecco Group AG (REG)	1,507	112,498
Bureau Veritas SA	1,837	42,097
Capita PLC	4,619	34,667
Equifax, Inc.	700	95,760
Experian PLC	6,578	137,513
Intertek Group PLC	1,118	61,922
Nielsen Holdings PLC	1,988	76,498
Randstad Holding NV	824	47,764
Recruit Holdings Co., Ltd.	2,545	134,897
RELX NV	6,887	142,906
RELX PLC	7,514	161,157
Robert Half International, Inc.	750	34,867
SEEK Ltd.	2,288	28,716
SGS SA (REG)	38	90,590
Verisk Analytics, Inc.-Class A (a)	940	76,036
Wolters Kluwer NV	2,091	91,781

		1,369,669

Road & Rail - 0.7%
Aurizon Holdings Ltd.	14,208	58,007
Central Japan Railway Co.	999	163,616
ComfortDelGro Corp., Ltd.	14,900	25,822
CSX Corp.	5,550	300,643
DSV A/S	1,316	80,050
East Japan Railway Co.	2,293	219,767
Hankyu Hanshin Holdings, Inc.	1,673	60,206
JB Hunt Transport Services, Inc.	532	45,422
Kansas City Southern	650	61,880
Keikyu Corp.	3,246	38,639
Keio Corp.	4,005	33,283
Keisei Electric Railway Co., Ltd.	955	24,363
Kintetsu Group Holdings Co., Ltd.	12,543	48,374
MTR Corp., Ltd.	10,200	58,094
Nagoya Railroad Co., Ltd.	6,369	29,744
Nippon Express Co., Ltd.	5,750	35,436
Norfolk Southern Corp.	1,750	217,053
Odakyu Electric Railway Co., Ltd.	2,041	40,912

Company	Shares	U.S. $ Value
Ryder System, Inc.	300	$19,926
Tobu Railway Co., Ltd.	6,703	35,774
Tokyu Corp.	7,356	54,086
Union Pacific Corp.	4,900	540,470
West Japan Railway Co.	1,141	79,218

		2,270,785

Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	1,070	47,101
Ashtead Group PLC	3,457	69,745
Brenntag AG	1,070	62,081
Bunzl PLC	2,324	72,847
Fastenal Co.	1,700	73,389
ITOCHU Corp.	10,364	147,100
Marubeni Corp.	11,433	70,561
MISUMI Group, Inc.	1,903	42,968
Mitsubishi Corp.	10,461	209,334
Mitsui & Co., Ltd.	11,818	159,501
Rexel SA	2,097	36,986
Sumitomo Corp.	8,227	104,882
Toyota Tsusho Corp.	1,471	45,092
Travis Perkins PLC	1,731	36,474
United Rentals, Inc. (a)	500	54,365
Wolseley PLC	1,751	115,556
WW Grainger, Inc.	350	60,298

		1,408,280

Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	4,458	81,655
Aena SA (c)	468	94,568
Aeroports de Paris	206	31,483
Atlantia SpA (b)	2,859	79,641
Auckland International Airport Ltd.	6,597	32,655
Fraport AG Frankfurt Airport Services Worldwide	288	23,361
Groupe Eurotunnel SE (REG)	3,237	38,130
Hutchison Port Holdings Trust-Class U	31,400	12,719
Japan Airport Terminal Co., Ltd. (b)	322	12,617
Kamigumi Co., Ltd.	1,488	15,221
Mitsubishi Logistics Corp.	617	7,837
SATS Ltd.	4,600	17,088
Sydney Airport	7,634	42,137
Transurban Group	14,145	129,435

		618,547

		26,441,731

Consumer Staples - 7.1%
Beverages - 1.5%
Anheuser-Busch InBev SA/NV	5,277	616,655
Asahi Group Holdings Ltd.	2,679	106,888
Brown-Forman Corp.-Class B	1,050	54,548
Carlsberg A/S-Class B	741	80,577
Coca-Cola Amatil Ltd.	3,965	27,518
Coca-Cola Bottlers Japan, Inc.	857	27,615
Coca-Cola Co. (The)	23,150	1,052,630
Coca-Cola European Partners PLC	1,504	61,999
Coca-Cola HBC AG (a)	1,257	36,524
Constellation Brands, Inc.-Class A	1,050	191,888

Company	Shares	U.S. $ Value
Diageo PLC	17,424	$523,742
Dr Pepper Snapple Group, Inc.	1,100	102,091
Heineken Holding NV	698	64,888
Heineken NV	1,596	157,110
Kirin Holdings Co., Ltd.	5,696	120,127
Molson Coors Brewing Co.-Class B	1,100	104,269
Monster Beverage Corp. (a)	2,380	120,333
PepsiCo, Inc.	8,550	999,238
Pernod Ricard SA	1,471	199,600
Remy Cointreau SA	155	17,003
Suntory Beverage & Food Ltd. (b)	963	46,774
Treasury Wine Estates Ltd. (b)	5,111	49,467

		4,761,484

Food & Staples Retailing - 1.2%
Aeon Co., Ltd.	4,528	68,402
Carrefour SA (a)	3,928	102,587
Casino Guichard Perrachon SA (b)	385	23,736
Colruyt SA	467	25,836
Costco Wholesale Corp.	2,650	478,140
CVS Health Corp.	6,150	472,505
Distribuidora Internacional de Alimentacion SA	4,310	26,549
FamilyMart UNY Holdings Co., Ltd. (b)	571	32,061
ICA Gruppen AB	557	20,057
J Sainsbury PLC	11,357	41,142
Jeronimo Martins SGPS SA	1,743	34,716
Koninklijke Ahold Delhaize NV	8,873	195,838
Kroger Co. (The)	5,500	163,790
Lawson, Inc.	348	23,725
METRO AG	1,235	41,388
Seven & i Holdings Co., Ltd.	5,218	221,804
Sundrug Co., Ltd.	512	19,929
Sysco Corp.	2,950	160,952
Tesco PLC (a)	56,606	134,188
Tsuruha Holdings, Inc.	254	28,164
Wal-Mart Stores, Inc.	9,050	711,330
Walgreens Boots Alliance, Inc.	5,100	413,202
Wesfarmers Ltd.	7,832	248,458
Whole Foods Market, Inc.	1,900	66,481
Wm Morrison Supermarkets PLC	15,363	48,778
Woolworths Ltd.	8,920	172,657

		3,976,415

Food Products - 1.5%
Ajinomoto Co., Inc.	3,762	80,528
Archer-Daniels-Midland Co.	3,400	141,372
Aryzta AG (a)	604	19,081
Associated British Foods PLC	2,467	95,298
Barry Callebaut AG (REG) (a)	16	22,959
Calbee, Inc. (b)	556	21,533
Campbell Soup Co.	1,150	66,297
Chocoladefabriken Lindt & Spruengli AG	8	48,609
Chocoladefabriken Lindt & Spruengli AG (REG)	1	73,438
Conagra Brands, Inc.	2,450	94,423
Danone SA	4,088	303,857
General Mills, Inc.	3,450	195,753
Golden Agri-Resources Ltd.	44,800	11,817

Company	Shares	U.S. $ Value
Hershey Co. (The)	850	$97,979
Hormel Foods Corp.	1,600	53,808
JM Smucker Co. (The)	700	89,495
Kellogg Co.	1,500	107,400
Kerry Group PLC-Class A	1,097	96,848
Kikkoman Corp.	1,020	31,951
Kraft Heinz Co. (The)	3,550	327,310
Marine Harvest ASA (a)(b)	2,649	46,312
McCormick & Co., Inc./MD	700	72,905
Mead Johnson Nutrition Co.-Class A	1,100	98,362
MEIJI Holdings Co., Ltd.	793	64,859
Mondelez International, Inc.-Class A	9,150	426,298
Nestle SA (REG)	21,552	1,840,143
NH Foods Ltd.	1,201	37,673
Nisshin Seifun Group, Inc.	1,343	22,176
Nissin Foods Holdings Co., Ltd.	407	25,694
Orkla ASA	5,644	56,472
Tate & Lyle PLC	3,231	30,711
Toyo Suisan Kaisha Ltd.	615	23,955
Tyson Foods, Inc.-Class A	1,700	97,478
WH Group Ltd. (c)	55,800	52,275
Wilmar International Ltd.	13,300	34,012
Yakult Honsha Co., Ltd.	609	43,043
Yamazaki Baking Co., Ltd.	915	18,954

		4,971,078

Household Products - 1.0%
Church & Dwight Co., Inc.	1,518	78,420
Clorox Co. (The)	750	101,798
Colgate-Palmolive Co.	5,300	404,708
Henkel AG & Co. KGaA	720	89,491
Henkel AG & Co. KGaA (Preference Shares)	1,234	173,314
Kimberly-Clark Corp.	2,150	278,920
Lion Corp.	1,657	35,086
Procter & Gamble Co. (The)	15,335	1,350,860
Reckitt Benckiser Group PLC	4,365	447,693
Svenska Cellulosa AB SCA-Class B	4,214	148,644
Unicharm Corp.	2,795	75,641

		3,184,575

Personal Products - 0.7%
Beiersdorf AG	698	75,018
Coty, Inc.-Class A (b)	2,802	53,070
Estee Lauder Cos., Inc. (The)-Class A	1,350	127,089
Kao Corp.	3,490	220,059
Kose Corp.	210	22,668
L’Oreal SA	1,745	373,275
Pola Orbis Holdings, Inc.	635	17,775
Shiseido Co., Ltd.	2,632	88,575
Unilever NV	11,281	642,617
Unilever PLC	8,888	495,494

		2,115,640

Tobacco - 1.2%
Altria Group, Inc.	11,650	878,876
British American Tobacco PLC	12,911	923,686
Imperial Brands PLC	6,639	310,653
Japan Tobacco, Inc.	7,618	286,291

Company	Shares	U.S. $ Value
Philip Morris International, Inc.	9,300	$1,114,140
Reynolds American, Inc.	4,938	332,081
Swedish Match AB	1,307	44,080

		3,889,807

		22,898,999

Energy - 3.7%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	2,550	140,633
Halliburton Co.	5,200	234,988
Helmerich & Payne, Inc.	650	34,229
National Oilwell Varco, Inc.	2,250	73,508
Petrofac Ltd.	1,693	8,313
Saipem SpA (a)	3,938	16,033
Schlumberger Ltd.	8,343	580,589
TechnipFMC PLC (a)	2,776	80,365
Tenaris SA	3,270	49,537
Transocean Ltd. (a)	2,315	21,043

		1,239,238

Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.	3,350	169,275
Apache Corp.	2,250	105,210
BP PLC	131,034	791,652
Cabot Oil & Gas Corp.	2,850	63,242
Caltex Australia Ltd.	1,806	44,437
Chesapeake Energy Corp. (a)(b)	4,550	23,023
Chevron Corp.	11,350	1,174,498
Cimarex Energy Co.	583	62,707
Concho Resources, Inc. (a)	897	113,722
ConocoPhillips	7,400	330,706
Devon Energy Corp.	3,100	105,338
Enagas SA	1,571	46,723
Eni SpA	17,616	280,007
EOG Resources, Inc.	3,450	311,569
EQT Corp.	1,000	55,270
Exxon Mobil Corp.	24,903	2,004,691
Galp Energia SGPS SA	3,471	53,566
Hess Corp.	1,600	73,424
Idemitsu Kosan Co., Ltd.	610	17,099
Inpex Corp.	6,582	60,683
JXTG Holdings, Inc.	21,342	93,093
Kinder Morgan, Inc./DE	11,513	215,984
Koninklijke Vopak NV	487	22,059
Lundin Petroleum AB (a)	1,296	25,184
Marathon Oil Corp.	5,050	65,751
Marathon Petroleum Corp.	3,150	163,926
Murphy Oil Corp.	950	23,190
Neste Oyj	888	35,236
Newfield Exploration Co. (a)	1,150	37,352
Noble Energy, Inc.	3,250	93,243
Occidental Petroleum Corp.	4,550	268,131
Oil Search Ltd.	9,490	50,190
OMV AG	1,020	53,268
ONEOK, Inc.	1,250	62,100
Origin Energy Ltd. (a)	12,151	69,346
Phillips 66	2,650	201,691

Company	Shares	U.S. $ Value
Pioneer Natural Resources Co.	1,050	$175,203
Range Resources Corp.	1,100	25,366
Repsol SA	7,812	131,310
Royal Dutch Shell PLC-Class A	30,262	822,515
Royal Dutch Shell PLC-Class B	25,937	717,998
Santos Ltd. (a)	12,664	31,717
Showa Shell Sekiyu KK	1,177	10,815
Snam SpA	16,969	77,812
Statoil ASA	7,821	136,382
Tesoro Corp.	900	74,916
TOTAL SA	15,759	832,516
Valero Energy Corp.	2,700	165,969
Williams Cos., Inc. (The)	4,950	141,570
Woodside Petroleum Ltd.	5,251	125,469

		10,836,144

		12,075,382

Materials - 3.3%
Chemicals - 2.0%
Air Liquide SA	2,693	328,446
Air Products & Chemicals, Inc.	1,300	187,278
Air Water, Inc.	1,032	18,586
Akzo Nobel NV	1,747	146,014
Albemarle Corp.	661	75,090
Arkema SA	471	49,251
Asahi Kasei Corp. (b)	8,741	84,072
BASF SE	6,361	601,294
CF Industries Holdings, Inc.	1,350	36,315
Chr Hansen Holding A/S	685	47,951
Covestro AG (c)	631	47,291
Croda International PLC	909	46,488
Daicel Corp.	1,938	22,966
Dow Chemical Co. (The)	6,700	415,132
Eastman Chemical Co.	850	68,093
Ecolab, Inc.	1,600	212,544
EI du Pont de Nemours & Co.	5,200	410,384
EMS-Chemie Holding AG (REG)	57	40,074
Evonik Industries AG	1,130	38,973
FMC Corp.	800	60,296
Frutarom Industries Ltd.	266	17,287
FUCHS PETROLUB SE (Preference Shares) (b)	482	26,942
Givaudan SA (REG)	64	131,469
Hitachi Chemical Co., Ltd.	722	19,942
Incitec Pivot Ltd.	11,683	29,714
International Flavors & Fragrances, Inc.	500	68,945
Israel Chemicals Ltd.	3,031	12,883
Johnson Matthey PLC	1,340	53,841
JSR Corp.	1,331	22,352
K&S AG (REG) (b)	1,326	33,954
Kaneka Corp.	1,364	10,347
Kansai Paint Co., Ltd.	1,510	32,726
Koninklijke DSM NV	1,257	93,666
Kuraray Co., Ltd.	2,457	44,213
LANXESS AG	634	47,378
Linde AG	1,287	246,267
LyondellBasell Industries NV-Class A	1,990	160,235
Mitsubishi Chemical Holdings Corp.	9,387	71,183
Mitsubishi Gas Chemical Co., Inc.	1,256	25,930

Company	Shares	U.S. $ Value
Mitsui Chemicals, Inc.	6,369	$31,670
Monsanto Co.	2,650	311,163
Mosaic Co. (The)	2,100	47,523
Nippon Paint Holdings Co., Ltd. (b)	1,127	44,917
Nissan Chemical Industries Ltd.	853	29,953
Nitto Denko Corp.	1,143	91,823
Novozymes A/S-Class B	1,597	72,302
Orica Ltd. (b)	2,596	37,947
PPG Industries, Inc.	1,550	164,858
Praxair, Inc.	1,700	224,893
Sherwin-Williams Co. (The)	500	165,885
Shin-Etsu Chemical Co., Ltd.	2,693	241,848
Sika AG	15	96,732
Solvay SA	514	67,300
Sumitomo Chemical Co., Ltd.	10,890	56,921
Symrise AG	854	61,440
Syngenta AG (REG)	642	292,347
Taiyo Nippon Sanso Corp.	570	5,787
Teijin Ltd.	1,296	24,217
Toray Industries, Inc.	10,168	84,956
Umicore SA	660	43,708
Yara International ASA	1,230	45,823

		6,329,825

Construction Materials - 0.3%
Boral Ltd.	8,118	41,300
CRH PLC	5,765	208,252
Fletcher Building Ltd.	4,805	25,746
HeidelbergCement AG	1,031	96,087
Imerys SA	248	21,493
James Hardie Industries PLC	3,051	44,423
LafargeHolcim Ltd. (REG) (a)	3,152	189,658
Martin Marietta Materials, Inc.	398	89,192
Taiheiyo Cement Corp.	8,364	26,868
Vulcan Materials Co.	800	99,720

		842,739

Containers & Packaging - 0.1%
Amcor Ltd./Australia	8,020	91,351
Avery Dennison Corp.	550	46,343
Ball Corp. (b)	2,100	85,890
International Paper Co.	2,450	129,556
Sealed Air Corp. (b)	1,150	51,083
Toyo Seikan Group Holdings Ltd.	1,131	18,067
WestRock Co.	1,460	79,453

		501,743

Metals & Mining - 0.8%
Alumina Ltd. (b)	16,779	23,946
Anglo American PLC (a)	9,710	129,520
Antofagasta PLC (b)	2,730	28,258
ArcelorMittal (a)	4,246	92,073
BHP Billiton Ltd.	22,241	390,979
BHP Billiton PLC	14,626	221,013
Boliden AB	1,894	51,780
Fortescue Metals Group Ltd.	10,781	38,770
Freeport-McMoRan, Inc. (a)	7,950	91,345

Company	Shares	U.S. $ Value
Fresnillo PLC	1,531	$31,127
Glencore PLC (a)	84,729	312,098
Hitachi Metals Ltd.	1,485	19,772
JFE Holdings, Inc.	3,617	60,267
Kobe Steel Ltd. (a)	2,144	19,603
Maruichi Steel Tube Ltd.	500	14,652
Mitsubishi Materials Corp.	774	21,822
Newcrest Mining Ltd.	5,310	83,216
Newmont Mining Corp.	3,150	107,572
Nippon Steel & Sumitomo Metal Corp.	5,594	119,008
Norsk Hydro ASA	9,312	50,527
Nucor Corp.	1,900	110,390
Randgold Resources Ltd.	650	61,659
Rio Tinto Ltd.	2,938	136,791
Rio Tinto PLC	8,569	342,193
South32 Ltd.	36,866	72,294
Sumitomo Metal Mining Co., Ltd.	3,423	41,607
thyssenkrupp AG	2,547	67,627
voestalpine AG	788	35,755

		2,775,664

Paper & Forest Products - 0.1%
Mondi PLC	2,543	66,478
Oji Holdings Corp.	5,619	27,547
Stora Enso Oyj-Class R	3,815	48,243
UPM-Kymmene Oyj	3,696	104,147

		246,415

		10,696,386

Utilities - 2.3%
Electric Utilities - 1.3%
Alliant Energy Corp.	1,341	55,611
American Electric Power Co., Inc.	2,950	211,751
AusNet Services	10,928	13,766
Cheung Kong Infrastructure Holdings Ltd.	4,500	38,756
Chubu Electric Power Co., Inc.	4,461	60,589
Chugoku Electric Power Co., Inc. (The)	1,927	21,948
CLP Holdings Ltd.	11,300	123,567
Contact Energy Ltd.	4,613	16,859
DONG Energy A/S (c)	1,019	44,439
Duke Energy Corp.	4,208	360,541
Edison International	1,950	159,062
EDP-Energias de Portugal SA	16,458	60,554
Electricite de France SA	2,084	22,444
Endesa SA	2,200	54,975
Enel SpA	52,802	282,670
Entergy Corp.	1,050	83,013
Eversource Energy	1,900	117,933
Exelon Corp.	5,532	200,867
FirstEnergy Corp.	2,650	77,486
Fortum Oyj	3,076	48,946
HK Electric Investments & HK Electric Investments Ltd.-Class SS (c)	16,300	14,973
Hokuriku Electric Power Co. (b)	969	9,452
Iberdrola SA	38,280	305,699
Kansai Electric Power Co., Inc. (The)	4,875	68,260
Kyushu Electric Power Co., Inc. (b)	2,955	36,618

Company	Shares	U.S. $ Value
Mercury NZ Ltd. (b)	3,588	$8,262
NextEra Energy, Inc.	2,800	396,032
PG&E Corp.	3,050	208,559
Pinnacle West Capital Corp.	650	57,428
Power Assets Holdings Ltd.	9,600	85,941
PPL Corp.	4,050	161,635
Red Electrica Corp. SA	2,998	67,315
Southern Co. (The)	5,900	298,599
SSE PLC	7,025	136,446
Terna Rete Elettrica Nazionale SpA	10,439	59,021
Tohoku Electric Power Co., Inc.	3,134	46,536
Tokyo Electric Power Co. Holdings, Inc. (a)	10,015	41,046
Xcel Energy, Inc.	3,000	143,730

		4,201,329

Gas Utilities - 0.1%
APA Group	7,716	54,897
Gas Natural SDG SA	2,425	61,161
Hong Kong & China Gas Co., Ltd.	52,787	112,807
Osaka Gas Co., Ltd.	12,984	51,284
Toho Gas Co., Ltd.	2,313	17,840
Tokyo Gas Co., Ltd.	13,554	70,378

		368,367

Independent Power and Renewable Electricity Producers - 0.0%
AES Corp./VA	3,950	46,136
Electric Power Development Co., Ltd.	1,014	26,945
Meridian Energy Ltd.	8,121	16,399
NRG Energy, Inc.	1,850	29,711

		119,191

Multi-Utilities - 0.8%
AGL Energy Ltd.	4,660	91,209
Ameren Corp.	1,450	82,287
CenterPoint Energy, Inc.	2,550	72,956
Centrica PLC	37,999	99,609
CMS Energy Corp.	1,650	78,227
Consolidated Edison, Inc.	1,800	149,022
Dominion Energy, Inc.	3,750	302,887
DTE Energy Co.	1,050	114,996
E.ON SE	15,242	133,483
Engie SA (b)	10,961	167,518
Innogy SE (c)	962	39,477
National Grid PLC	23,890	335,502
NiSource, Inc.	1,900	49,533
Public Service Enterprise Group, Inc.	3,000	134,730
RWE AG (a)	3,389	68,929
SCANA Corp.	850	57,970
Sempra Energy	1,500	174,735
Suez	2,345	42,737
United Utilities Group PLC	4,722	62,655
Veolia Environnement SA	3,316	72,979
WEC Energy Group, Inc.	1,895	118,930

		2,450,371

Water Utilities - 0.1%
American Water Works Co., Inc.	1,054	82,402

Company	Shares	U.S. $ Value
Severn Trent PLC	1,632	$52,613

		135,015

		7,274,273

Telecommunication Services - 2.2%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	36,842	1,419,522
Bezeq The Israeli Telecommunication Corp., Ltd.	14,362	25,003
BT Group PLC	58,613	232,896
CenturyLink, Inc. (b)	3,250	81,088
Deutsche Telekom AG (REG)	22,671	451,987
Elisa Oyj	985	38,330
HKT Trust & HKT Ltd.-Class SS	26,200	34,294
Iliad SA	183	47,485
Inmarsat PLC	3,130	32,313
Koninklijke KPN NV	23,656	80,605
Level 3 Communications, Inc. (a)	1,739	103,505
Nippon Telegraph & Telephone Corp.	4,791	230,407
Orange SA	13,815	242,733
PCCW Ltd.	29,400	17,116
Proximus SADP	1,054	37,903
SFR Group SA (a)(b)	611	21,554
Singapore Telecommunications Ltd.	56,500	152,528
Spark New Zealand Ltd.	12,687	33,802
Swisscom AG (REG)	180	86,399
TDC A/S	5,623	33,541
Telecom Italia SpA/Milano (ordinary shares) (a)	78,960	74,124
Telecom Italia SpA/Milano (savings shares)	41,741	32,220
Telefonica Deutschland Holding AG	5,149	25,638
Telefonica SA	31,397	350,072
Telenor ASA	5,199	86,021
Telia Co. AB	17,991	82,271
Telstra Corp., Ltd. (b)	28,947	94,593
TPG Telecom Ltd. (b)	2,834	12,404
Verizon Communications, Inc.	24,420	1,138,949
Vocus Group Ltd. (b)	2,257	4,728

		5,304,031

Wireless Telecommunication Services - 0.5%
KDDI Corp.	12,703	352,560
Millicom International Cellular SA	458	26,796
NTT DOCOMO, Inc.	9,594	235,772
SoftBank Group Corp.	5,717	464,168
StarHub Ltd. (b)	2,500	4,877
Tele2 AB-Class B	2,501	25,708
Vodafone Group PLC	184,308	550,413

		1,660,294

		6,964,325

Health Care Equipment & Services - 0.0%
Health Care Facilities - 0.0%
Chartwell Retirement Residences	4,110	48,924

Company	Shares	U.S. $ Value
Consumer Services - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
Pandox AB	1,276	$22,751

Total Common Stocks (cost $171,229,592)		249,377,587

INVESTMENT COMPANIES - 5.3%
Funds and Investment Trusts - 5.3% (f)
F&C Commercial Property Trust Ltd. (b)	11,323	21,665
F&C UK Real Estate Investment Ltd.	5,110	6,864
iShares International Developed Real Estate ETF (b)	22,537	652,221
Kennedy Wilson Europe Real Estate PLC	2,100	27,923
MedicX Fund Ltd.	8,675	10,116
Picton Property Income Ltd. (The)	11,582	12,684
Schroder Real Estate Investment Trust Ltd.	11,129	9,320
SPDR S&P MidCap 400 ETF Trust	48,546	15,212,860
Standard Life Investment Property Income Trust Ltd.	8,172	9,345
UK Commercial Property Trust Ltd./fund	14,233	16,101
Vanguard REIT ETF	14,812	1,217,398

Total Investment Companies (cost $17,223,113)		17,196,497

RIGHTS - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG, expiring 6/07/17 (a)	13,749	6,388

Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC, expiring 8/01/17 (a)	1,183,073	1,524

Real Estate - 0.0%
Real Estate Operating Companies - 0.0%
Buwog Ag, expiring 6/01/17 (a)	2,048	0

Total Rights (cost $1,520)		7,912

SHORT-TERM INVESTMENTS - 16.6%
Investment Companies - 10.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.64% (f)(g) (cost $33,568,183)	33,568,183	33,568,183

	Principal Amount (000)
U.S. TREASURY BILLS - 6.2%
U.S. Treasury Bill Zero Coupon, 7/06/17 (h)	$10,000	9,992,514

	Principal Amount (000)	U.S. $ Value
Zero Coupon, 8/03/17 (i)	$10,000	$9,985,107

Total U.S. Treasury Bills (cost $19,977,621)		19,977,621

Total Short-Term Investments (cost $53,545,804)		53,545,804

Total Investments Before Security Lending Collateral for Securities Loaned - 99.2% (cost $242,000,029)		320,127,800

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%
Investment Companies - 2.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.64% (f)(g) (cost $6,517,523)	6,517,523	6,517,523

Total Investments - 101.2% (cost $248,517,552) (j)		326,645,323
Other assets less liabilities - (1.2)%		(3,967,096)

Net Assets - 100.0%		$322,678,227

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	174	June 2017	$6,891,847	$6,944,793	$52,946
FTSE 100 Index Futures	40	June 2017	3,708,618	3,869,475	160,857
Mini MSCI EAFE Futures	9	June 2017	828,457	848,655	20,198
S&P TSX 60 Index Futures	48	June 2017	6,530,644	6,432,217	(98,427)
TOPIX Index Futures	30	June 2017	4,297,096	4,252,822	(44,274)
Sold Contracts
Hang Seng Index Futures	25	June 2017	4,084,767	4,087,398	(2,631)
Mini MSCI Emerging Market Futures	30	June 2017	1,479,167	1,505,700	(26,533)
S&P 500 E-Mini Futures	94	June 2017	11,199,256	11,332,170	(132,914)
SPI 200 Futures	68	June 2017	7,276,226	7,250,685	25,541

					$(45,237)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	3,450	USD	2,527	6/15/17	$(28,272)
Bank of America, NA	JPY	1,068,680	USD	9,379	6/15/17	(275,500)
Barclays Bank PLC	GBP	735	USD	896	6/15/17	(51,014)
Barclays Bank PLC	USD	28,958	CAD	38,391	6/15/17	(531,593)
Barclays Bank PLC	USD	3,030	JPY	348,285	6/15/17	116,020
BNP Paribas SA	AUD	16,267	USD	12,304	6/15/17	219,517
BNP Paribas SA	EUR	1,919	USD	2,069	6/15/17	(88,145)
BNP Paribas SA	GBP	985	USD	1,261	6/15/17	(8,643)
BNP Paribas SA	USD	4,695	AUD	6,123	6/15/17	(145,900)
BNP Paribas SA	USD	3,742	EUR	3,425	6/15/17	107,814
BNP Paribas SA	USD	7,083	GBP	5,476	6/15/17	(24,606)
Citibank, NA	AUD	5,957	USD	4,519	6/15/17	93,804
Citibank, NA	CAD	842	USD	624	6/15/17	(58)
Citibank, NA	CHF	10,954	USD	10,881	6/15/17	(438,445)
Citibank, NA	JPY	713,888	USD	6,377	6/15/17	(72,030)
Citibank, NA	USD	3,766	SEK	33,689	6/15/17	112,949
Credit Suisse International	CAD	11,199	USD	8,349	6/15/17	56,967
Credit Suisse International	EUR	2,395	USD	2,544	6/15/17	(149,034)
Credit Suisse International	SEK	36,809	USD	4,072	6/15/17	(165,700)
Credit Suisse International	USD	3,762	CHF	3,730	6/15/17	91,407
Credit Suisse International	USD	2,927	EUR	2,682	6/15/17	88,074
Credit Suisse International	USD	10,671	GBP	8,526	6/15/17	319,251
Credit Suisse International	USD	2,997	SEK	26,571	6/15/17	62,145
Credit Suisse International	USD	16,757	EUR	15,282	9/15/17	504,439
Goldman Sachs Bank USA	NZD	6,888	USD	4,784	6/15/17	(95,157)
Goldman Sachs Bank USA	USD	18,766	JPY	2,077,372	6/15/17	975
HSBC Bank USA	USD	921	CAD	1,228	6/15/17	(11,837)
HSBC Bank USA	USD	506	GBP	393	6/15/17	137
JPMorgan Chase Bank, NA	GBP	751	USD	972	6/15/17	3,991
JPMorgan Chase Bank, NA	USD	1,639	CHF	1,643	6/15/17	58,902
JPMorgan Chase Bank, NA	USD	12,305	EUR	11,489	6/15/17	609,067
JPMorgan Chase Bank, NA	USD	20,094	JPY	2,218,555	6/15/17	(51,359)
JPMorgan Chase Bank, NA	USD	5,557	NZD	7,730	6/15/17	(81,941)
Morgan Stanley & Co., Inc.	JPY	512,917	USD	4,680	6/15/17	46,480
Morgan Stanley & Co., Inc.	NOK	4,980	USD	579	6/15/17	(10,397)
Royal Bank of Scotland PLC	CAD	16,158	USD	11,783	6/15/17	(181,350)
Royal Bank of Scotland PLC	EUR	4,130	USD	4,385	6/15/17	(257,947)
Standard Chartered Bank	USD	1,568	JPY	174,935	6/15/17	12,584
State Street Bank & Trust Co.	AUD	166	USD	126	6/15/17	2,306
State Street Bank & Trust Co.	CAD	8,728	USD	6,442	6/15/17	(20,764)
State Street Bank & Trust Co.	EUR	8,556	USD	9,190	6/15/17	(427,674)
State Street Bank & Trust Co.	GBP	4,312	USD	5,549	6/15/17	(8,146)
State Street Bank & Trust Co.	JPY	1,572,528	USD	14,113	6/15/17	(92,915)
State Street Bank & Trust Co.	NZD	842	USD	585	6/15/17	(11,447)
State Street Bank & Trust Co.	USD	3,364	AUD	4,506	6/15/17	(16,979)
State Street Bank & Trust Co.	USD	2,975	CHF	2,952	6/15/17	75,541
State Street Bank & Trust Co.	USD	457	JPY	51,379	6/15/17	7,546
State Street Bank & Trust Co.	USD	1,099	SEK	9,642	6/15/17	10,807
State Street Bank & Trust Co.	CAD	459	USD	335	9/15/17	(5,531)
UBS AG	EUR	595	USD	633	6/15/17	(36,418)
UBS AG	SEK	33,689	USD	3,765	6/15/17	(113,437)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	USD	845	JPY	95,898	6/15/17	$21,687

						$(779,829)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International MSCI Emerging Markets Index	101,521	LIBOR Plus 0.38%	$45,396	11/15/17	$(209,961)
UBS AG Russell 2000 Total Return Index	1,831	LIBOR Minus 0.40%	12,447	2/15/18	(208,389)

					$(418,350)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the aggregate market value of these securities amounted to $576,902 or 0.2% of net assets.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(i)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(j)	As of May 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $85,123,794 and gross unrealized depreciation of investments was $(6,996,023), resulting in net unrealized appreciation of $78,127,771.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
ASX	-	Australian Stock Exchange
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
RSP	-	Risparmio (Convertible Savings Shares)
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Country Breakdown*

May 31, 2017 (unaudited)

49.1%	United States
7.9%	Japan
5.5%	United Kingdom
3.4%	France
3.2%	Germany
2.7%	Switzerland
2.6%	Australia
1.8%	Hong Kong
1.3%	Netherlands
1.1%	Spain
1.0%	Sweden
0.6%	Singapore
0.6%	Italy
2.5%	Other
16.7%	Short-Term

100.0%	Total Investments

*	All data are as of May 31, 2017. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Austria, Belgium, Bermuda, Canada, Chile, China, Colombia, Denmark, Finland, Guernsey (Channel Islands), Ireland, Israel, Jersey (Channel Islands), Jordan, Luxembourg, Macau, New Zealand, Norway, Portugal and South Africa.

AB Pooling Portfolios

AB Volatility Management

May 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2017:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Real Estate	$22,094,689	$14,775,653	$	– 0 –		$36,870,342
Financials	17,062,619	19,721,940		– 0 –	(a)	36,784,559
Information Technology	29,204,395	5,187,324		– 0 –		34,391,719
Health Care	17,453,559	10,250,077		– 0 –		27,703,636
Consumer Discretionary	15,687,667	11,516,893		– 0 –		27,204,560
Industrials	12,844,384	13,597,347		– 0 –		26,441,731
Consumer Staples	11,825,696	11,073,303		– 0 –		22,898,999
Energy	7,550,234	4,525,148		– 0 –		12,075,382
Materials	3,591,251	7,105,135		– 0 –		10,696,386
Utilities	4,074,508	3,199,765		– 0 –		7,274,273
Telecommunication Services	2,777,358	4,186,967		– 0 –		6,964,325
Health Care Equipment & Services	48,924	– 0 –		– 0 –		48,924
Consumer Services	– 0 –	22,751		– 0 –		22,751
Investment Companies	17,196,497	– 0 –		– 0 –		17,196,497
Rights	6,388	– 0 –		1,524	(a)	7,912
Short-Term Investments:
Investment Companies	33,568,183	– 0 –		– 0 –		33,568,183
U.S. Treasury Bills	– 0 –	19,977,621		– 0 –		19,977,621
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	6,517,523	– 0 –		– 0 –		6,517,523

Total Investments in Securities	201,503,875	125,139,924 (b)		1,524		326,645,323
Other Financial Instruments(c):
Assets:
Futures	20,198	239,344		– 0 –		259,542
Forward Currency Exchange Contracts	– 0 –	2,622,410		– 0 –		2,622,410
Liabilities:
Futures	(257,874)	(46,905)		– 0 –		(304,779)
Forward Currency Exchange Contracts	– 0 –	(3,402,239)		– 0 –		(3,402,239)
Total Return Swaps	– 0 –	(418,350)		– 0 –		(418,350)

Total (d)	$201,266,199	$124,134,184		$1,524		$325,401,907

(a)	The Portfolio held securities with zero market value at period end.
(b)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available

(c)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(d)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Financials(a)		Common Stocks - Industrials		Common Stocks- Equity: Other
Balance as of 8/31/16	$	– 0 –		$43,432		$17,300
Accrued discounts/(premiums)		– 0 –		– 0 –		– 0 –
Realized gain (loss)		– 0 –		– 0 –		905
Change in unrealized appreciation/depreciation		– 0 –		(12,445)		652
Purchases		– 0 –		– 0 –		– 0 –
Sales		– 0 –		(30,987)		(18,857)
Transfers in to Level 3		– 0 –		– 0 –		– 0 –
Transfers out of Level 3		– 0 –		– 0 –		– 0 –

Balance as of 5/31/17	$	– 0 –	$	– 0 –	$	– 0 –

Net change in unrealized appreciation/depreciation from investments held as of 5/31/17	$	– 0 –	$	– 0 –		$4

	Rights(a)		Total
Balance as of 8/31/16	$	– 0 –		$60,732
Accrued discounts/(premiums)		– 0 –		– 0 –
Realized gain (loss)		– 0 –		905
Change in unrealized appreciation/depreciation		4		(11,789)
Purchases		1,520		1,520
Sales		– 0 –		(49,844)
Transfers in to Level 3		– 0 –		– 0 –
Transfers out of Level 3		– 0 –		– 0 –

Balance as of 5/31/17		$1,524		$1,524

Net change in unrealized appreciation/depreciation from investments held as of 5/31/17	$	– 0 –		$4

(a)	The Portfolio held securities with zero market value at period end.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the nine months ended May 31, 2017 is as follows:

Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/17 (000)	Dividend Income (000)
$173,449	$244,051	$383,932	$33,568	$361

A summary of the Portfolio’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the nine months ended May 31, 2017 is as follows:

Market Value 8/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/17 (000)	Dividend Income (000)
$5,296	$119,287	$118,065	$6,518	$29

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Pooling Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 24, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 24, 2017